UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2021

WESTERN ASSET

CORE PLUS BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Core Plus Bond Fund for the twelve-month reporting period ended December 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2022

II	Western Asset Core Plus Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the Fund may invest in securities of any maturity, the Fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser.

The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities. Up to 20% of the Fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities that we determined to be of comparable quality at the time of purchase. These securities are known as “high-yield securities” or “junk bonds.” The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and, overall, declined over the twelve-month reporting period ended December 31, 2021. Volatility was driven by a number of factors, including the repercussions from the COVID-19 pandemic, rebounding global growth, sharply rising inflation, fluctuating interest rates, and expectations for less accommodative central bank monetary policy. Most spread sectors (non-Treasuries) outperformed similar duration Treasuries, as many investors looked to generate incremental yield in the relatively low interest rate environment.

Western Asset Core Plus Bond Fund 2021 Annual Report	1

Fund overview (cont’d)

Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) telegraphed that it was poised to begin raising interest rates in 2022. The yield for the two-year Treasury note began the reporting period at 0.13% and ended the reporting period at 0.73%. The low of 0.09% occurred on February 5, 2021, and the high of 0.76% took place on December 27, 2021. Long-term U.S. Treasury yields also moved higher, as positive economic data and rising inflation triggered expectations that the Fed would remove its monetary policy accommodation sooner than previously anticipated. The yield for the ten-year Treasury began the reporting period at 0.93% (equaling the low for the period) and ended the reporting period at 1.52%. The high of 1.74% took place on March 19 and March 31, 2021.

All told, the Bloomberg U.S. Aggregate Indexi returned -1.54% for the twelve months ended December 31, 2021. For comparison purposes, riskier fixed income securities, including high-yield bonds and emerging market debt, produced mixed results. Over the fiscal year, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexii and the JPMorgan Emerging Markets Bond Index Globaliii returned 5.26% and -1.51%, respectively, for the twelve months reporting period ended December 31, 2021.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration as yields fluctuated over the period, maintaining an overall long position relative to the Bloomberg U.S. Aggregate Index throughout the reporting period. Additionally, as investment-grade spreads tightened earlier in the year, we trimmed some of the Fund’s exposure to certain high-quality investment-grade corporate bonds that we felt were close to being fully valued. During the first quarter of 2021, we also added a small amount of bank loan exposure as they had underperformed corporate bonds and stood to benefit from improving economic conditions. Throughout the latter part of the year, we reduced exposure to agency mortgage-backed securities, thereby increasing the Fund’s underweight, particularly in securities that we believed were most at risk of spread-widening as the Fed tapers its purchase program. We also added exposure to select emerging market countries where fundamentals still appeared sound, and where spreads and sovereign yields remained attractive relative to comparable developed market yields. During the year, the Fund reduced allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”)iv as breakeven inflation rates exceeded pre-pandemic levels and we believed further upside was limited. Finally, we added back investment-grade exposure in the fourth quarter of 2021, as spreads widened due to concerns over the COVID-19 Omicron variant.

During the reporting period, the Fund used interest rate futures, options, swaps and swaptions to manage its duration and yield curve exposure. In aggregate, the use of these instruments detracted from results. Credit default swaps on both investment-grade and high-yield issuers and indices were used to manage the Fund’s credit exposures and contributed positively to results. Finally, the Fund’s use of options on currencies, currency

2	Western Asset Core Plus Bond Fund 2021 Annual Report

forwards and futures, to take outright currency positions as well as to hedge non-U.S. dollar currency exposure, was a net detractor from performance.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Western Asset Core Plus Bond Fund returned -1.90%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Index, returned -1.54% for the same period. The Lipper Core Plus Bond Funds Category Averagev returned -0.86% over the same time frame.

Performance Snapshot as of December 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Core Plus Bond Fund:
Class A	-0.32%	-2.26%
Class C	-0.66%	-2.94%
Class C1	-0.18%[1]	-2.42%[1]
Class FI	-0.31%	-2.26%
Class R	-0.47%	-2.56%
Class I	-0.13%	-1.90%
Class IS	-0.12%	-1.87%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Lipper Core Plus Bond Funds Category Average	0.00%	-0.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.81%, 1.20%, 1.84%, 1.93%, 1.56%, 2.26% and 2.29%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class FI and Class I shares would have been 1.80%, 1.92% and 2.18%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Performance includes a payment by an affiliate to reimburse for an error. Absent this payment, performance for the six months ended December 31, 2021 would have been -0.43% and performance for the twelve months ended December 31, 2021 would have been -2.67%.

Western Asset Core Plus Bond Fund 2021 Annual Report	3

Fund overview (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.51%, 1.27%, 0.82%, 1.13%, 0.52% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributors to the Fund’s relative performance during the reporting period were its exposures to corporate credit and structured products. Overweight exposures to corporate credit, including both non-investment grade and high-yield bonds, contributed to performance as credit spreads tightened during the reporting period. The Fund’s exposures to structured products, including non-agency residential mortgages, commercial mortgage-backed securities and asset-backed securities, were also beneficial as fundamentals continued to improve and spreads in these sectors generally tightened during the reporting period. Finally, an overweight position to TIPS contributed to returns early in the reporting period as breakeven inflation rates rose.

Q. What were the leading detractors from performance?

A. The most significant detractor from performance was the Fund’s rates positioning. While yield curve positioning contributed to performance, as the curve flattened and the long-end of the curve outperformed, the Fund’s long duration positioning detracted from results as yields rose, especially during the first quarter of the reporting period. The Fund’s exposures

4	Western Asset Core Plus Bond Fund 2021 Annual Report

to emerging markets and non-U.S. developed markets also detracted, as the U.S. dollar strengthened against most currencies and emerging market U.S. dollar-denominated bond spreads widened and local rates ended higher during the reporting period.

Thank you for your investment in Western Asset Core Plus Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 21, 2022

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2021 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 12 through 109 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2021 were: corporate bonds & notes (31.5%), U.S. government & agency obligations (28.0%), mortgage-backed securities (12.2%), sovereign bonds (10.2%) and collateralized mortgage obligations (6.8%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Core Plus Bond Fund 2021 Annual Report	5

Fund overview (cont’d)

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iii

The JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

iv

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and thirty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 312 funds for the six-month period and among the 311 funds for the twelve-month period in the Fund’s Lipper category, excluding sales charges, if any.

6	Western Asset Core Plus Bond Fund 2021 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2021 and December 31, 2020 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus Bond Fund 2021 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.32%		$1,000.00	$996.80	0.82%	$4.13	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	-0.66		1,000.00	993.40	1.51	7.59	Class C	5.00	1,000.00	1,017.59	1.51	7.68
Class C1	-0.18	[4]	1,000.00	998.20	1.21	6.09	Class C1	5.00	1,000.00	1,019.11	1.21	6.16
Class FI	-0.31		1,000.00	996.90	0.81	4.08	Class FI	5.00	1,000.00	1,021.12	0.81	4.13
Class R	-0.47		1,000.00	995.30	1.13	5.68	Class R	5.00	1,000.00	1,019.51	1.13	5.75
Class I	-0.13		1,000.00	998.70	0.45	2.27	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	-0.12		1,000.00	998.80	0.42	2.12	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

8	Western Asset Core Plus Bond Fund 2021 Annual Report

[1]	For the six months ended December 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[4]	Total return includes a payment by an affiliate and without the payment, total return would have been lower.

Western Asset Core Plus Bond Fund 2021 Annual Report	9

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/21	-2.26%	-2.94%	-2.42%[2]	-2.26%	-2.56%	-1.90%	-1.87%
Five Years Ended 12/31/21	4.51	3.80	4.17	4.52	4.19	4.89	4.94
Ten Years Ended 12/31/21	N/A	N/A	N/A	4.17	N/A	4.53	4.57
Inception* through 12/31/21	3.97	3.25	3.32	—	3.64	—	—

With sales charges[3]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/21	-6.44%	-3.89%	-3.37%[2]	-2.26%	-2.56%	-1.90%	-1.87%
Five Years Ended 12/31/21	3.60	3.80	4.17	4.52	4.19	4.89	4.94
Ten Years Ended 12/31/21	N/A	N/A	N/A	4.17	N/A	4.53	4.57
Inception* through 12/31/21	3.50	3.25	3.32	—	3.64	—	—

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 4/30/12 through 12/31/21)	45.69%
Class C (Inception date of 4/30/12 through 12/31/21)	36.29
Class C1 (Inception date of 10/4/12 through 12/31/21)	35.27
Class FI (12/31/11 through 12/31/21)	50.53
Class R (Inception date of 4/30/12 through 12/31/21)	41.33
Class I (12/31/11 through 12/31/21)	55.68
Class IS (12/31/11 through 12/31/21)	56.41

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]	Total return includes a payment by an affiliate and without the payment, total return would have been lower.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, FI, R, I and IS shares are April 30, 2012, April 30, 2012, October 4, 2012, January 8, 2002, April 30, 2012, July 8, 1998 and August 4, 2008, respectively.

10	Western Asset Core Plus Bond Fund 2021 Annual Report

Historical performance

Value of $1,000,000 invested in

Class I Shares of Western Asset Core Plus Bond Fund vs. Bloomberg U.S. Aggregate Index† — December 2011 - December 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $1,000,000 invested in Class I shares of Western Asset Core Plus Bond Fund on December 31, 2011, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $1,000,000 investment in the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index (the “Index”) is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than Class I shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Core Plus Bond Fund 2021 Annual Report	11

Schedule of investments

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.5%
Communication Services — 3.6%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	$1,358,312
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	26,145,266
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	36,914,494
AT&T Inc., Senior Notes	2.250%	2/1/32	16,870,000	16,319,693
AT&T Inc., Senior Notes	2.550%	12/1/33	5,590,000	5,473,744
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	5,572,694
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	6,621,897
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	26,147,361
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	7,309,223
AT&T Inc., Senior Notes	3.300%	2/1/52	4,250,000	4,174,001
AT&T Inc., Senior Notes	3.500%	9/15/53	24,380,000	24,642,841
AT&T Inc., Senior Notes	3.550%	9/15/55	25,651,000	25,787,418
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,586,022
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	4,745,597
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,666,288
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	14,420,306
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,863,648
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,401,638
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,096,936
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	13,505,467
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	31,763,728
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,435,201
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,131,075
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	13,068,158
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	41,700,751
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	60,729,000	59,906,645	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	27,486,027

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	$2,566,510
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,339,518
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	14,332,420
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	30,471,038
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	5,419,166
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	10,824,698
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	16,447,759
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	2,035,215
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	27,827,156
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	45,214,979
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	20,000,000	21,587,951
Total Diversified Telecommunication Services				614,310,841
Entertainment — 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,812,383
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	363,602
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,779,325
Total Entertainment				9,955,310
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,510,458
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,558,884
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	7,476,337
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	11,422,019
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	17,490,000	18,190,077	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	47,610,000	50,106,639	(a)
Total Interactive Media & Services				97,264,414
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	8,081,710	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	13

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	$5,678,900	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,496,843	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	9,714,028	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	26,233,000	27,030,877
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	5,000,000	5,109,075	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	32,318,366
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	61,234,140
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	22,756,666
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	5,399,428
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	11,015,648
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	6,510,220
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	9,059,883
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	20,450,000	25,559,945

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,000,000	$11,627,286
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,779,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,742,732
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,393,778
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,214,536
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	28,910,353
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	10,629,471
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	13,336,218
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	63,420,120
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	8,696,071
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	16,722,669
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,003,837
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	287,394
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	79,592
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	649,764
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,420,628
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,670,165
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,265,737
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,645,803
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	255,058
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,575,026
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	11,182,038
Comcast Corp., Senior Notes	3.450%	2/1/50	137,000	146,673
Comcast Corp., Senior Notes	2.800%	1/15/51	5,150,000	4,975,484
Comcast Corp., Senior Notes	2.887%	11/1/51	8,020,000	7,777,805	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	4,617,154	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	12,202,836
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	5,661,768
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	11,294,972
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	6,441,788	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	15

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	$17,325,264
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	12,653,424
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,497,393
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	10,561,401
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	3,003,404
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,982,474	(a)
Total Media				538,615,019
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	788,101	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	440,042	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	21,360,000	21,127,603	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	804,342
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	15,812,690
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,025,534
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,176,537
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,373,125	1,438,369	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,614,490
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	16,409,320
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	8,280,692
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	12,870,000	13,411,956
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,650,000	12,140,581	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	60,749,663
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,163,531
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	3,310,000	3,287,943
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	37,290,000	40,822,340
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	9,619,143

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	$5,587,830
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	18,356,370
Total Wireless Telecommunication Services				243,057,077
Total Communication Services				1,503,202,661
Consumer Discretionary — 2.4%
Automobiles — 0.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	19,840,000	20,355,840
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	3,007,028
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,237,368
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,397,056
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,285,768
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	9,142,045
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	582,310
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	13,834,224
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	7,245,000	8,244,557
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	32,475,000	34,992,787
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	18,598,734
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	6,178,543
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	11,692,552
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,475,272
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,991,744
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	11,140,620
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,954,472
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	957,794
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,579,531
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	18,795,256	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	17

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	$42,960,513	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	38,115,211	(a)
Total Automobiles				265,519,225
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	9,082,313	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,812,435
Total Diversified Consumer Services				12,894,748
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,272,389	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	3,104,339	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,983,316	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	350,873
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,225,281
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	11,218,409	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,707,120	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	3,118,748	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,082,830
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	45,810,000	46,667,694
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	23,285,967
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,828,375
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	9,696,856
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,160,949
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	12,626,623
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	13,705,976
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	9,094,547
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,728,234
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	10,286,059

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	$1,785,076
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	30,899,000
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	17,894,982
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	7,546,462
Sands China Ltd., Senior Notes	2.300%	3/8/27	20,750,000	19,555,526	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,438,096
Sands China Ltd., Senior Notes	2.850%	3/8/29	14,360,000	13,533,941	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	10,910,000	10,266,255	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,146,126	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	19,820,675	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	718,900	(a)
Total Hotels, Restaurants & Leisure				306,749,624
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,944,903
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,478,399
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	22,638
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	7,027,145
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	683,885
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	2,256,375
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	163,767
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,899,051
Total Household Durables				21,476,163
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	17,086,077
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	20,866,144
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	16,513,591
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	9,908,339
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	9,668,672
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,005,823
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	13,809,506
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	10,075,347
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	16,185,299
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	10,702,817
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	4,160,592
Prosus NV, Senior Notes	3.061%	7/13/31	72,750,000	70,989,953	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	19

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — continued
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	$23,559,895	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	3,497,260	(a)
Total Internet & Direct Marketing Retail				235,029,315
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,413,796
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,396,856
Total Multiline Retail				15,810,652
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,024,537
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,792,019
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	9,778,626
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	11,471,278
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	2,033,203
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	30,972,239
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	6,902,375
Total Specialty Retail				71,974,277
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,233,814	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,146,676	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,111,978
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	13,325,143
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	13,024,758
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	6,867,169
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	17,369,930
Total Textiles, Apparel & Luxury Goods				65,079,468
Total Consumer Discretionary				994,533,472
Consumer Staples — 1.7%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	40,016,857
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	27,895,958
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	8,970,562
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	28,360,000	33,038,970

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	$6,254,325
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	20,703,820
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	2,080,195
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	40,915,225
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,203,097
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,230,866
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	3,068,099
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	6,159,024
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,454,209
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,703,845
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,381,508
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,400,290
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,766,997
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,075,505
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,633,780
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,694,181
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	12,825,190
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	4,994,405
Total Beverages				275,466,908
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	24,005,247
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,218,908
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,524,456	2,857,122
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,769,580	2,097,675
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	191,322	205,765	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	7,056,284	8,046,913
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	8,433,850
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	4,013,944
Total Food & Staples Retailing				62,879,424
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,179,833	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	21

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	$6,885,991	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,979,806
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,447,803
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,813,148
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	557,621
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	2,035,267
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,693,326
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	442,143	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	341,156
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	5,186,124
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	15,739,179
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	6,360,639
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	10,295,289
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	8,859,838
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	2,026,940	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,760,986	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,260,574	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	6,430,590	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	7,984,197	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	22,388,244
Total Food Products				145,668,694
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,634,845
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,602,729
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	395,620
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	997,709	(a)
Total Household Products				10,630,903
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,861,367
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	18,428,337
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	1,100,678
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	15,340,831
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	16,178,179
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	6,738,225
Altria Group Inc., Senior Notes	5.950%	2/14/49	24,060,000	30,088,832
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	7,359,586

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	$2,415,236
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	16,636,957
BAT Capital Corp., Senior Notes	4.540%	8/15/47	41,905,000	43,926,891
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,620,772	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,253,755
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,023,825
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,258,103
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	8,865,644
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,575,792
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,228,783
Total Tobacco				224,901,793
Total Consumer Staples				719,547,722
Energy — 5.5%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	880,157
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,991,976
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	7,771,776
Total Energy Equipment & Services				14,643,909
Oil, Gas & Consumable Fuels — 5.4%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,529,309
Apache Corp., Senior Notes	4.375%	10/15/28	5,930,000	6,460,290
Apache Corp., Senior Notes	4.250%	1/15/30	800,000	869,308
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,232,742
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	14,392,566
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,903,566
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	11,913,054
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	18,829,559
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	13,945,238
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	3,085,774
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	18,554,745
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,070,538

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	23

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	$7,737,342
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	10,205,014
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,813,624
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	27,727,132
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,757,010
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	1,097,292
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,547,111
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	22,498,108
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	8,120,264	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	18,628,024	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	9,055,432
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,908,483
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	19,895,920	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,004,220
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,239
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,829,833
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	70,877
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	8,303,359
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	21,932,778
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,143,694
ConocoPhillips, Senior Notes	3.750%	10/1/27	14,799,000	16,233,331	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	16,008,000	18,063,943	(a)
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,078
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	58,207
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	912,547
Continental Resources Inc., Senior Notes	4.500%	4/15/23	9,038,000	9,324,595
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,616,129

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	$7,143,660	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	20,344,354
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	13,631,529	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	10,556,069
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	31,764,812	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	27,899,915	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,573,724
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	13,819,813
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,316,628
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,217,609
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,713,028
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	12,467,760
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	15,870,185
Devon Energy Corp., Senior Notes	5.000%	6/15/45	49,600,000	60,094,571
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	453,803
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	8,090,744
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	12,685,180
Ecopetrol SA, Senior Notes	4.625%	11/2/31	16,620,000	16,188,046
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	39,477,738
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	13,328,000	13,377,980	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	11,817,130
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	5,503,225
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,700,414
Energy Transfer LP, Senior Notes	3.750%	5/15/30	39,330,000	41,720,954
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	4,261,187
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	2,453,767
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,342,685
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	11,615,099
Energy Transfer LP, Senior Notes	5.400%	10/1/47	11,290,000	13,278,108
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000,000	26,175,253
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	5,375,292
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	534,445

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	25

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	$4,280,869
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	29,317,707
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,194,701
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	34,409,881
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,541,265
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,170,415
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	7,526,280
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	2,049,621
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,787,583
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	23,477,000	24,699,408
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	7,516,168
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,043,368
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,268,299
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	14,716,141
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	27,222,676
EQT Corp., Senior Notes	3.000%	10/1/22	13,239,000	13,389,726
EQT Corp., Senior Notes	6.625%	2/1/25	1,230,000	1,388,387
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	616,659	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	30,214,533
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	11,563,870
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	12,856,228	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,420,000	1,436,434
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	39,090,241
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,219,639
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	14,380,319
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	3,548,113
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	26,575,086
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	5,908,395
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	6,514,220

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	$10,571,540	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	16,211,556	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	2,063,751
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,955,779
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,284,941
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,548,812
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	829,184
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,049,790
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,850,000	3,169,470
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,664,393
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	16,295,873
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,586,630
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	10,858,313
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,690,000	2,820,062	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,643,945
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,618,542
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	10,114,490
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	13,237,677
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	6,835,774
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	14,398,548
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	10,324,685
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,500,000	2,628,675	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,458,138
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	13,305,697
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,707,779
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	20,030,092
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	7,010,780

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	27

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	$61,742
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	21,388,247
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	18,886,354
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	6,403,933
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	29,607,245
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	6,447,000
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	17,122,967
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	35,789,378
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	10,012,177
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	29,028,306
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	20,783,615
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,092,460	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,415,904
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	99,588,427
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,982,844
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	23,235,428
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	5,000,000	5,303,800
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	30,126,392
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	22,950,000	21,331,451
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,788,676
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	13,946,625
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,247,186

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	$12,366,750
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,518,369
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	15,318,605
Qatar Energy, Senior Notes	2.250%	7/12/31	36,230,000	35,979,977	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	21,990,000	22,281,543	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	23,770,000	24,555,052	(a)
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	548,436
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	7,366,561
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,334,356
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,122,909
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,524,209	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,786,262
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	14,732,240
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,790,490
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,948,210
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,768,985
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	10,421,532
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	776,714
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	29,560,444
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,876,069	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	6,302,701	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,109,635
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	974,202

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	29

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	2,950,000	$3,166,058
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	3,870,000	4,083,005
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,927,527
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,341,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,539,128
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	4,147,378
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,374,739
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	11,570,000	12,584,458
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,591,030	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	18,598,473	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	42,271,900
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	9,840,000	10,295,198
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,576,946
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	42,385,000	46,666,945
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	1,411,558
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	3,229,146
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	6,340,000	7,506,687

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.972%	1/13/23	3,870,000	$3,864,906	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,048,153
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,916,572
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,888,147
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	6,299,757
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,764,940
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,715,271
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,507,433
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,171,649
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	4,927,565
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	10,388,567
Total Oil, Gas & Consumable Fuels				2,263,783,001
Total Energy				2,278,426,910
Financials — 9.3%
Banks — 6.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,954,799	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	1/18/22	7,226,000	7,208,861	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,898,079
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	44,997,287
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.241%	4/12/23	6,200,000	6,265,227	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,760,243
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	244,487
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,773,829
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	17,425,031
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	43,640,035
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	33,210,058	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	6,707,050	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	28,939,195	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	31

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	$24,452,161	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	20,317,832	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	40,807,378	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	29,038,702	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,608,333	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,787,411	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	93,904,053	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	8,963,503	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	63,659,582	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	9,140,051	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,101,403
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,595,706
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,361,181
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	16,009,894

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	$2,540,682	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	27,124,945
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,057,516	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,785,526
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,299,015
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	12,442,660	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	74,199,988	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,244,193	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	52,190,862	(a)
BNP Paribas SA, Senior Notes (2.219%to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,151,875	(a)(c)
BNP Paribas SA, Senior Notes (2.871%to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	10,149,710	(a)(c)
BNP Paribas SA, Senior Notes (4.705%to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	54,362,603	(a)(c)
BNP Paribas SA, Senior Notes (5.198%to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	10,490,584	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,859,414	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,088,727	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,575,988	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,092,667
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,453,494
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,318,958
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,246,625	(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	33

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	18,320,000	$19,648,200	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,887,331	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,717,444
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	31,360,682
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,861,345
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,606,067	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	20,124,881	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	35,825,549	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	20,323,805	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	11,255,953	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	69,830,769	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,441,414	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	17,967,994	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	21,355,137	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	718,453
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	20,807,081
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,592,666
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,733,529
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	41,197,565
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,206,395
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	181,926
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,264,039
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,339,777
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,563,973

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	$35,179,853
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	32,601,518	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,782,267	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	9,161,111	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	31,327,876	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,652,348	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	20,085,116	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,602,759	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,583,219	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,919,487
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	14,558,359
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	5,367,756
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	30,298,018	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	19,321,007	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	5,187,444
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	17,186,493
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,250,976	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	18,273,337	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	42,007,839	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	12,089,486	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,166

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	35

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	$41,455,834	(c)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	19,283,532	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	25,190,094	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	13,922,573	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	10,550,614	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	9,571,382	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	10,377,367	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	17,155,978	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	31,980,275	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	37,594,144	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	21,159,742	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,098,819	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	17,375,545	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,390,908

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	$15,816,264
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,546,638
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	26,959,475
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,130,586	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,160,229
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	15,830,487
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	227,656
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,416,599	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,547,640
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,266,014
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,338,448	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,464,814	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,238,322	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,482,390	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	21,231,884
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,078,489
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	3,088,007	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	915,891	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	37

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	$17,616,805	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,809,362
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,012,362
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	30,133,842	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	366,923	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	31,060,720
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,437,105
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	31,023,777
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	26,239,031
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	19,106,532	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	25,847,742	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	28,162,505	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	5,770,000	6,004,428	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	25,217,126	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	18,511,290	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	162,180,000	221,911,789	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,059,960
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,914,935
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	26,335,518
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	10,781,378
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,495,069
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	24,813,365
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	20,675,897

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	$3,647,057
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	28,166,504
Total Banks				2,812,914,475
Capital Markets — 1.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,210,741
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,268,081
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	14,434,627
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,118,500	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	3,720,000	4,102,720
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	42,315,794	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,590,827	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	41,426,729	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	37,393,169	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	1/31/22	303,000	297,698	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,935,686
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,410,235
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,727,276
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,549,542
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	17,957,328
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,337,519

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	39

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	$10,177,776
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	43,083,295
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	12,583,040
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	20,164,744	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	2,014,519	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	7,809,406	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,207,210	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	83,155,157	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	24,068,717	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	3,216,777	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	26,372,357
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	12,271,547
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	28,470,871
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,870,460	(a)
Morgan Stanley, Senior Notes (2.188%to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	40,386,872	(c)
Morgan Stanley, Senior Notes (2.511%to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	2,020,229	(c)
Morgan Stanley, Senior Notes (2.699%to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	26,975,958	(c)

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (3.622%to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	$46,806,677	(c)
Morgan Stanley, Senior Notes (3.772%to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	38,500,198	(c)
Morgan Stanley, Senior Notes (4.431%to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,323,051	(c)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,114,043	(a)
UBS AG, Senior Notes	4.500%	6/26/48	10,093,000	13,209,848	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	44,074,903	(a)(b)(c)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	33,013,901	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,273,351	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	17,210,920	(a)
UBS Group AG, Senior Notes (2.859%to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,327,910	(a)(c)
Total Capital Markets				799,780,209
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	18,935,397
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	37,570,000	37,899,747
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	26,377,727
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	14,488,665
Ahold Lease USA Inc. Pass-Through- Trust, Senior Secured Notes, Step bond (8.620% to 1/2/25 then 0.000%)	8.620%	1/2/25	1,813,704	2,009,398
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	11,110,000	13,276,470
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.670%	12/21/65	2,870,000	2,461,025	(a)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,649,829

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	41

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	$7,412,367	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,060,844	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	636,776	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,207,901	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,993,337	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,102,072	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	20,760,605	(d)(e)
Total Diversified Financial Services				162,272,160
Insurance — 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	298,643	403,209	(a)(b)
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,233,759
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	13,343,331
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	24,125,537
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	411,420
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,816,590
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,888,842	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	12,170,750	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	6,768,545	(c)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,523,170	(a)

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	$5,340,051	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	9,986,693	(a)
Total Insurance				103,011,897
Total Financials				3,877,978,741
Health Care — 3.3%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	7,236,669
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	52,858,653
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,362,148
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	48,911,543
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	10,801,222
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,035,890
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	11,482,864
AbbVie Inc., Senior Notes	3.200%	11/21/29	71,260,000	76,269,572
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	168,591
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	590,086
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,776,000	17,809,786
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,559,572
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,479,663
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	419,627
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,289,310
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,682,026
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,829,840
Total Biotechnology				258,787,062
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	18,952,567
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,513,004
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	13,910,120
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,681,000	9,093,198
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,072,000	1,140,186
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,840,933

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	43

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — continued
Medtronic Inc., Senior Notes	3.500%	3/15/25	6,594,000	$7,025,562
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	20,564,306	(a)
Total Health Care Equipment & Supplies				82,039,876
Health Care Providers & Services — 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,675,122
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,330,396
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,503,131
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,375,933
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,384,126
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,883,373
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	3,370,193
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,121,368
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	12,698,604
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,810,093
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	25,019,980
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	10,061,769
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	32,385,059
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	8,432,688
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,621,561
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,670,734
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,783,052
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,070,160
CVS Health Corp., Senior Notes	4.300%	3/25/28	20,750,000	23,304,347
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	23,278,383
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	9,541,113
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	13,431,091
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,429,978
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	16,169,307
CVS Health Corp., Senior Notes	5.050%	3/25/48	33,883,000	44,377,987
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	13,664,327
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,158,393	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	841,266	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,897,263
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	855,011
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	582,776
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	819,119
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,844,230

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
HCA Inc., Senior Notes	3.500%	9/1/30	5,940,000	$6,289,718
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	22,537,125
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,348,068
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	355,037
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,331,897
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,961,914
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,765,152
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,511,312
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,682,970
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,121,504
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,279,878
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	3,192,056
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	764,674
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	2,018,570
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,660,903
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	6,738,959
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,776,218
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,941,316
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	11,239,646
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	13,959,698
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	4,245,649
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	13,406,560
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,458,403
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	1,103,162
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	12,466,057
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,625,161
Total Health Care Providers & Services				488,173,540
Pharmaceuticals — 1.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	4,950,087	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	37,852	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,325,124	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	18,542,379	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	21,227,876	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	6,730,649	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	62,900,000	55,449,495	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	600,334	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	45

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	$14,682,106
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,738,902
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	26,199,621
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	6,008,000	6,506,609
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	19,751,434
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	9,546,402
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	11,772,000	15,671,893
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	4,433,000	5,674,751
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,008,609
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,621,018
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	19,163,838
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	34,212,649
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,508,948
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	16,729,919
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	8,751,264
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	20,400,000	20,224,581
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,112,906
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	14,970,873
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	12,757,575
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	8,083
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,409,167
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	25,689,205
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,131,504
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	10,957,967
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	59,350,000	55,882,179
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	21,030,000	20,652,512
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	24,330,000	20,596,926
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,191,443
Total Pharmaceuticals				528,216,680
Total Health Care				1,357,217,158

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 2.4%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	$11,317,949
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	49,621,792
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	21,872,588
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,880,094
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	5,138,412
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,840,252
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	17,121,569
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	27,950,321
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	32,826,386
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,859,266
Boeing Co., Senior Notes	5.705%	5/1/40	21,040,000	27,062,954
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	9,910,428
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	57,388,692
Boeing Co., Senior Notes	5.930%	5/1/60	9,740,000	13,553,454
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,840,485
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,123,032
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,877,955
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	11,917,524
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,655,931
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	3,870,126
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,310,913
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,209,750
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,961,710
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	17,642,674
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	31,833,781
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	28,535,463
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,463,145
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,355,396
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	8,710,021

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	47

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	$12,978,661
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	5,091,042
Total Aerospace & Defense				457,721,766
Airlines — 0.5%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	1,758,908	1,779,310
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	10,830,408
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,397,768
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,947,919
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	21,057,216
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	77,754,720	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	17,846,192	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	16,719,561	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	16,836,829	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	12,970,272	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,880,000	6,139,014	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	23,440,000	24,221,255	(a)
Total Airlines				220,500,464
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	895,564
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,012,425
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,210,660
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	489,418
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,879,500	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,370,160
Total Commercial Services & Supplies				33,962,163

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	$25,670,357
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,874,331
Total Electrical Equipment				30,544,688
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,381,240
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,649,563
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	23,505,065
General Electric Co., Senior Notes	6.750%	3/15/32	5,539,000	7,563,255
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,796,057
Total Industrial Conglomerates				54,895,180
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,401,814
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	29,429,147
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,663,940
Total Machinery				40,494,901
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	2,125,905
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	730,000	747,899
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	10,673,961
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,438,167
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,501,274
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	29,870,130
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	27,675,304
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	14,230,150
Total Road & Rail				99,262,790
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	10,025,172
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,000,000	994,275	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,473,498
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	197,826
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,697,724

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	49

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	$1,690,907
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	24,500,000	24,909,640
Total Trading Companies & Distributors				45,989,042
Transportation Infrastructure — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	33,287,499	(a)
Total Industrials				1,017,554,057
Information Technology — 1.7%
Communications Equipment — 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,564,640	(a)
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	42,109,902
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	5,458,358
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	11,950,152
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	12,591,513
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	6,862,978
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	27,905,364
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	9,926,914
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	20,769,960
Total IT Services				137,575,141
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,846,000	3,158,913
Broadcom Inc., Senior Notes	3.137%	11/15/35	58,100,000	58,508,707	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	153,964	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,373,577
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	12,022,267
Intel Corp., Senior Notes	4.750%	3/25/50	15,585,000	20,805,468
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	6,097,450
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,388,948
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	19,424,123
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	56,128,528
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	19,207,366
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,834,168	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	8,531,471
Total Semiconductors & Semiconductor Equipment				225,634,950

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.7%
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	$14,851,823
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,095,269
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,523,736
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	77,727,233
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	44,109,074
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	423,159
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,648,908
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	3,456,325
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	671,087
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	3,400,357
Oracle Corp., Senior Notes	1.650%	3/25/26	38,900,000	38,632,157
Oracle Corp., Senior Notes	2.875%	3/25/31	42,310,000	42,612,859
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,731,022
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,864,554
Total Software				267,747,563
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	33,520,384
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	33,482,709
Total Technology Hardware, Storage & Peripherals				67,003,093
Total Information Technology				700,525,387
Materials — 1.0%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	15,499,472	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	1,533,000	1,666,461
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	15,354,656	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	11,695,680	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	11,196,672	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	27,659,918	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	26,222,679	(a)
Total Chemicals				109,295,538
Containers & Packaging — 0.0%††
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	614,499	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	10,700,000	10,581,925
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,311,001
Total Containers & Packaging				13,507,425

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	51

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 0.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	$3,571,263	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	10,890,713	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	14,122,711	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	4,813,059
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	2,066,675
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	11,517,614
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	11,247,118
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	985,839
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	10,112,095
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	41,400
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	139,448
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	6,144,195
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,792,000	26,177,960
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,800,891	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	21,953,175	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,331,952	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	34,725,338	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	17,004,054	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	41,340,956
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	5,377,776
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	822,352
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	7,649,301
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	8,755,889
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	11,192,650
Total Metals & Mining				256,784,424
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	43,152,596
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	9,760,247
Total Paper & Forest Products				52,912,843
Total Materials				432,500,230

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	$368,127
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,169,275	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	647,596	(a)
Total Real Estate				26,184,998
Utilities — 0.5%
Electric Utilities — 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	1,310,000	1,323,632	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	212,653
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,956,636
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,380,247
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	401,079
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,537,339
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	18,500,000	19,263,125
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,592,150
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	17,032,161
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	59,186,000	80,013,553
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	12,326,001
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	21,610,000	21,610,159
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	6,415,770
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,597,852
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	7,935,040
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	4,040,000	3,752,578
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,588,730
Total Electric Utilities				202,938,705

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	53

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	$5,813,605
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	5,143,483
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,226,537
Total Multi-Utilities				16,183,625
Total Utilities				219,122,330
Total Corporate Bonds & Notes (Cost — $12,322,775,766)				13,126,793,666
U.S. Government & Agency Obligations — 28.0%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	63,609,214
U.S. Government Obligations — 27.9%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,740,241
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,111,404
U.S. Treasury Bonds	1.125%	8/15/40	207,580,000	181,308,156
U.S. Treasury Bonds	2.250%	5/15/41	116,890,000	122,844,084
U.S. Treasury Bonds	1.750%	8/15/41	214,870,000	208,390,327
U.S. Treasury Bonds	2.000%	11/15/41	335,210,000	339,138,242
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	278,367,654	(f)(g)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	386,830,351	(f)(g)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	62,354,642
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	622,386,901	(f)
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	141,863,115
U.S. Treasury Bonds	1.250%	5/15/50	1,000,710,000	850,173,505
U.S. Treasury Bonds	1.375%	8/15/50	924,530,000	810,227,758
U.S. Treasury Bonds	1.625%	11/15/50	498,880,000	464,952,264
U.S. Treasury Bonds	1.875%	2/15/51	759,390,000	751,618,114
U.S. Treasury Bonds	2.375%	5/15/51	255,615,000	282,414,635
U.S. Treasury Bonds	2.000%	8/15/51	112,280,000	114,490,512
U.S. Treasury Bonds	1.875%	11/15/51	181,440,000	180,050,850
U.S. Treasury Notes	0.125%	6/30/22	1,410,000	1,409,484
U.S. Treasury Notes	0.125%	7/15/23	850,000	843,957
U.S. Treasury Notes	0.125%	7/31/23	100,000	99,227
U.S. Treasury Notes	2.875%	9/30/23	560,000	581,416
U.S. Treasury Notes	0.125%	10/15/23	900,000	891,158
U.S. Treasury Notes	0.250%	11/15/23	3,155,000	3,129,366

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.625%	10/15/24	20,670,000	$20,506,093
U.S. Treasury Notes	0.250%	5/31/25	929,870,000	904,661,801
U.S. Treasury Notes	0.250%	6/30/25	586,300,000	569,695,802
U.S. Treasury Notes	0.250%	8/31/25	2,440,000	2,363,845
U.S. Treasury Notes	0.250%	9/30/25	5,620,000	5,443,058
U.S. Treasury Notes	0.250%	10/31/25	12,820,000	12,392,333
U.S. Treasury Notes	0.375%	11/30/25	43,600,000	42,286,891
U.S. Treasury Notes	0.375%	1/31/26	3,140,000	3,038,563
U.S. Treasury Notes	0.750%	3/31/26	22,930,000	22,496,480
U.S. Treasury Notes	0.750%	4/30/26	49,580,000	48,601,957
U.S. Treasury Notes	0.750%	5/31/26	75,540,000	73,993,791
U.S. Treasury Notes	0.875%	6/30/26	59,610,000	58,671,608
U.S. Treasury Notes	0.875%	9/30/26	56,510,000	55,521,075
U.S. Treasury Notes	1.250%	11/30/26	3,300,000	3,298,453
U.S. Treasury Notes	0.625%	11/30/27	263,500,000	252,435,058
U.S. Treasury Notes	0.625%	12/31/27	92,904,200	88,915,851
U.S. Treasury Notes	0.750%	1/31/28	179,230,000	172,634,895
U.S. Treasury Notes	1.250%	3/31/28	278,610,000	276,193,927
U.S. Treasury Notes	1.250%	4/30/28	1,055,050,000	1,045,694,671
U.S. Treasury Notes	1.250%	5/31/28	325,570,000	322,428,757
U.S. Treasury Notes	1.250%	6/30/28	129,400,000	128,106,000
U.S. Treasury Notes	1.125%	8/31/28	493,510,000	484,063,913
U.S. Treasury Notes	1.375%	10/31/28	138,840,000	138,319,350
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,559
U.S. Treasury Notes	1.375%	12/31/28	153,440,000	152,792,675
U.S. Treasury Notes	1.625%	5/15/31	247,800,000	251,033,017
U.S. Treasury Notes	1.250%	8/15/31	573,240,000	560,610,806
U.S. Treasury Notes	1.375%	11/15/31	5,040,000	4,977,787
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,929,832
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	90,332,277
Total U.S. Government Obligations				11,615,663,488
Total U.S. Government & Agency Obligations (Cost — $11,750,354,371)				11,679,272,702
Mortgage-Backed Securities — 12.2%
FHLMC — 2.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-11/1/41	5,263,417	5,891,194
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/51	52,609,597	55,256,717

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	55

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-3/1/50	47,473,153	$50,871,780
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	365	412
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	1,973,054	2,260,454
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-8/1/51	194,746,213	200,207,919
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-12/1/51	421,351,304	422,446,095
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41-1/1/52	16,192,868	16,412,475	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-3/1/50	62,208,935	67,101,779
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-3/1/49	29,236,258	31,764,080
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52	2,600,000	2,667,114	(h)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.620%)	2.875%	11/1/47	22,032,948	22,763,312	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.622%)	3.090%	2/1/50	30,893,809	31,935,435	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.016%	11/1/48	60,738,148	62,744,021	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.078%	3/1/47	3,996,379	4,092,998	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	4,449,390	4,846,225
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-5/1/48	1,467,838	1,619,959
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,506,388	1,732,991
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	424,082	496,099
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	15,622,370	16,803,738
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,877	3,178
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	8,944	10,379

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	101,525,051	$107,353,459
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	38,672,342	42,168,651
Total FHLMC				1,151,450,464
FNMA — 8.0%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	222,347,517	245,013,060
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	20,507,126	23,689,914
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,289,180
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	6,587,503	7,665,411
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,801,048	6,345,034
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,725,780
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,152,041	2,523,836
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,239	1,428
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,507,277	8,874,378
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/46	42,997,105	48,427,682
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-6/1/51	450,856,029	480,742,804
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/51	600,980,095	631,491,475
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	8,284,068	8,317,507
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	21,042,320	24,556,453
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-10/1/51	478,352,766	492,647,822
Federal National Mortgage Association (FNMA)	2.000%	12/1/41	38,558,249	39,112,294	(h)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	385,728,363	420,220,899

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	57

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-11/1/51	383,783,069	$384,014,954
Federal National Mortgage Association (FNMA)	2.000%	1/1/52-2/1/52	49,400,000	49,143,442	(i)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52-2/1/52	233,000,000	237,473,936	(i)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52-2/1/52	125,600,000	130,092,064	(i)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52	700,000	736,912	(h)
Federal National Mortgage Association (FNMA)	4.000%	1/1/52	9,400,000	9,999,225	(i)
Federal National Mortgage Association (FNMA)	3.500%	2/1/52	72,000,000	75,694,899	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.790%)	1.877%	11/1/35	10,811	11,271	(c)
Total FNMA				3,335,811,660
GNMA — 1.4%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	12,833	13,853
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	28,827	32,281
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,513,417	1,712,321
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	4,242,470	4,781,238
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	8,252	8,421
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	3,139,794	3,583,949
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	30,336,031	31,941,959
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	22,778,158	25,573,238
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	12,113,159	12,872,107
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-4/20/50	6,130,677	6,822,360

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	983,241		$1,157,520
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	2,177,898		2,472,748
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	125,796,480		134,143,745
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-7/20/50	130,263,142		137,253,329
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	108,295,462		115,554,284
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-9/20/51	74,684,922		77,365,240
Government National Mortgage Association (GNMA) II	3.000%	1/1/52	47,400,000		49,046,240	(i)
Total GNMA					604,334,833
Total Mortgage-Backed Securities (Cost — $5,057,164,973)					5,091,596,957
Sovereign Bonds — 10.2%
Argentina — 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	213,187	(d)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,879,584
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	59,973,058		21,141,103
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	47,667,840		15,313,770
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	22,200,000		7,869,900
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	20,490,394		8,785,256	(a)
Total Argentina					55,202,800
Brazil — 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	59,970,197
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	437,887,000	BRL	77,361,722
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	459,992,000	BRL	80,549,216

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	59

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	991,425,000	BRL	$170,839,179
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,575,310
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,287,226
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		26,581,334
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		51,388,920
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		52,394,075
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	14,290,000		12,732,533
Total Brazil					555,679,712
China — 2.4%
China Government Bond	3.290%	5/23/29	5,687,000,000	CNY	917,395,821
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNY	18,572,291	(j)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNY	9,514,382	(j)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNY	44,239,674	(j)
Total China					989,722,168
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	22,800,000		20,548,500
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		19,287,625
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		18,664,926
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		9,201,500
Total Colombia					67,702,551
Egypt — 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		16,217,532	(a)
Indonesia — 1.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		24,983,970	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		373,498	(a)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		$8,230,566	(j)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		11,415,812	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		3,253,747
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	17,050,000		20,097,199	(j)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	26,340,000		32,784,461	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,493,239	(j)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		30,736,975	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,727,827	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		33,123,367
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,349,494
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	126,239,817
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	258,829,958
Indonesia Treasury Bond	6.375%	4/15/32	279,555,000,000	IDR	19,781,177
Indonesia Treasury Bond	7.500%	6/15/35	279,479,000,000	IDR	20,574,870
Total Indonesia					602,995,977
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,274,538
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		9,017,507
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		5,797,350	(j)
Total Israel					30,089,395
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,238,903	(j)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		7,120,344	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		31,482,583	(a)
Total Kenya					46,841,830

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	61

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	29,270,000		$31,932,253	(a)
Mexico — 2.2%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	16,997,875
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	323,782,145
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	106,926,171
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	18,808,337
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	389,352,528
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	33,650,000		35,046,812
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		30,453,806
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		10,575,484
Total Mexico					931,943,158
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		8,136,057	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		9,136,512	(a)
Total Nigeria					17,272,569
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	39,170,000		37,240,877
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		8,985,764
Total Panama					46,226,641
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	32,540,000		32,458,975
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,184,656
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		20,127,803
Total Peru					55,771,434
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000		42,245,642

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		$25,908,599	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	58,690,000		77,116,899	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	21,490,000		26,742,930	(a)
Total Qatar					129,768,428
Russia — 1.2%
Russian Federal Bond — OFZ	7.000%	1/25/23	1,326,230,000	RUB	17,459,228
Russian Federal Bond — OFZ	7.000%	8/16/23	3,299,070,000	RUB	43,143,451
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	3,347,017
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	35,748,301
Russian Federal Bond — OFZ	7.050%	1/19/28	9,423,889,000	RUB	118,106,174
Russian Federal Bond — OFZ	6.900%	5/23/29	8,042,300,000	RUB	99,118,794
Russian Federal Bond — OFZ	7.650%	4/10/30	7,332,630,000	RUB	94,293,586
Russian Federal Bond — OFZ	7.250%	5/10/34	309,130,000	RUB	3,812,214
Russian Federal Bond — OFZ	7.700%	3/16/39	5,422,870,000	RUB	68,724,051
Total Russia					483,752,816
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,347,388	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	87,500,000		89,550,825	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		6,303,928	(a)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	7,700,000		7,028,113	(a)
Total United Arab Emirates					130,230,254
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		2
Total Sovereign Bonds (Cost — $4,444,597,397)					4,233,595,162
Collateralized Mortgage Obligations (k) — 6.8%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	3,336,848		3,227,792
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.192%	7/25/36	5,189,416		7,592,023	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	27.992%	8/25/36	2,436,568		2,879,411	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	63

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,935,046	$2,928,258
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	6.528%	2/25/37	13,290,900	2,994,337	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.304%	7/20/46	303,181	238,308	(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.190%	7/17/26	17,080,000	17,052,204	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.363%	4/29/37	16,606,182	16,377,958	(a)(c)
BANK, 2020-BN29 C	3.027%	11/15/53	2,500,000	2,473,019	(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	32,954,876	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.501%	7/15/37	16,390,000	16,285,497	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	10,058,814	9,725,958	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1, Step bond	5.750%	11/25/34	2,046,445	2,017,098
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	33.583%	7/25/36	1,776,198	2,347,172	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.272%	3/25/37	10,058,602	9,623,984	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	29,828,511	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.746%	7/11/22	93,060,000	89,286,231	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.030%	10/15/36	17,899,399	17,920,650	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX B (1 mo. USD LIBOR + 1.350%)	1.460%	11/15/32	4,323,583	4,328,783	(a)(c)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.544%	3/9/44	15,530,000	16,118,610	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	4,190,000	4,188,598	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	4.000%	10/15/38	10,000,000	9,971,661	(a)(c)

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.302%	10/25/36	275,008	$267,574	(a)(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.040%	11/15/36	17,095,000	17,107,536	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,948,137
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,615,292	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.313%	8/25/35	59,246	56,108	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.010%	11/15/37	112,444,286	112,484,046	(a)(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	539,049	560,441
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.306%	2/10/48	3,070,000	3,082,025	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,780,742
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,520,562	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.072%	10/10/46	730,000	723,886	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,910,652	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.421%	12/10/47	11,948,000	12,216,300	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,439,468	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	15,578,016	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,939,783	(a)
Credit Suisse Mortgage Capital Trust, 2021-4SZN A (30 Day Average SOFR + 3.967%)	4.067%	11/15/23	50,000,000	50,125,975	(a)(c)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	13,188,212	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	12,084,251	(a)
CSMC Trust, 2015-2R 7A1	2.487%	8/27/36	5,833,821	5,930,089	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.712%	10/27/36	41,119,689	21,180,049	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	65

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.600%)	5.710%	7/15/32	23,400,000	$21,551,166	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	21,354,650	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	44,963,121	45,704,135	(a)(c)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/22	148,347,500	148,554,504	(a)(c)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	47,520,000	47,571,930	(a)(c)
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	3.820%	10/15/37	4,450,000	4,499,217	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	6.267%	10/15/37	7,990,000	8,197,543	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	23,507,279	23,607,053	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	33,174,791	33,286,039	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.844%	7/25/47	36,994,572	37,643,646	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	16,325,774	16,205,007	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	15,766,724	15,806,128	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	0.810%	6/15/34	20,260,000	20,218,129	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,502,513	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	4,954,738	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.238%	6/25/29	6,300,000	542,780	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.835%	10/25/29	20,615,712	1,200,840	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.384%	1/25/30	15,496,000	1,604,377	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.697%	4/25/30	36,441,541	4,351,780	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.426%	7/25/30	9,360,801	966,653	(c)

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.775%	12/25/30	27,913,007	$1,663,484	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.311%	7/25/26	20,786,503	1,008,619	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.637%	10/25/26	43,498,055	1,138,275	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.572%	12/25/27	43,163,807	1,337,642	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	20,491,566	779,034	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	0.926%	5/25/28	76,000,000	4,102,457	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.331%	7/25/35	18,607,157	2,667,407	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	12,989,364	685,751	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.202%	6/25/27	12,543,600	555,152	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,289,948	4,925,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019 RR01 X, IO	1.534%	6/25/28	22,500,000	1,970,601	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	6,690,623	7,486,738
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.180%	11/15/36	782,433	130,238	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.320%	2/15/37	4,339,228	766,318	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	67

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.920%	9/15/37	1,234,331	$207,242	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	475,137	3,258
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.120%	1/15/40	1,603,739	274,962	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	2,528,572	2,761,495
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	1,973,633	2,003,515
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.840%	10/15/41	3,220,208	488,864	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.380%	12/15/41	3,025,969	576,351	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.940%	8/15/39	2,151,654	334,252	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.890%	8/15/42	769,654	124,094	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	2,283,988	230,904
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,617,449	88,493
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.090%	5/15/39	105,669	427	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.140%	9/15/42	1,426,754	173,479	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,488,282	67,927
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	459,226	11,829
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.592%	4/15/41	3,216,065	178,265	(c)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	11,922,335	$12,322,143
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	7,877,325	8,141,824
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	5,988,322	6,178,549
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	9,229,286	1,185,605
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	25,268,807	3,678,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	10,601,986	1,557,709
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	19,168,397	2,442,012
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	6,393,278	755,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	30,377,186	4,766,019
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	7,693,566	1,022,724
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	36,624,114	4,966,918
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,809,753	881,897
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,376,151	392,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	3.853%	8/25/50	4,476,502	4,500,206	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	4.850%	10/25/50	18,832,000	19,981,477	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	2.850%	10/25/50	31,703,814	31,971,686	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	69

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.050%	12/25/50	38,540,000	$38,779,827	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.850%	1/25/51	34,330,000	34,434,319	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	10,440,000	10,502,670	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	20,000,000	20,174,232	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	374,665	21,204
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.726%	2/15/38	678,507	36,172	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.990%	8/15/44	5,265,160	921,238	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.890%	12/15/46	13,211,112	2,156,455	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	1.903%	7/25/30	59,004,061	59,377,102	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.450%	8/25/33	13,640,000	14,039,941	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	38,980,000	39,731,460	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.103%	7/25/24	29,320,992	29,795,593	(c)

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.103%	7/25/25	8,005,076	$8,237,027	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.303%	1/25/30	17,476,781	17,792,772	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.502%	5/25/30	16,897,745	17,184,300	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.853%	10/25/30	8,520,000	8,875,932	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.253%	10/25/30	4,354,045	4,410,845	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.353%	1/25/31	19,860,000	20,858,074	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.452%	4/25/31	8,100,000	8,367,583	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.353%	2/25/43	1,323,968	1,455,878	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4 X2, IO	0.735%	7/25/22	6,971,877	7,628	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,815,493	4,091,969	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	2,441,945	2,646,028	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	5,818,739
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	10,959,952
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	12,313,939	13,660,915
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.833%	6/25/34	17,015,983	969,809	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.589%	6/25/29	55,016,089	1,965,728	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,451,932	6,806,939

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	71

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,492,140	$8,025,903	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	11,619,820	11,977,014
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,592,724	3,725,000
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.464%	9/25/34	44,789,950	4,441,322	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.588%	10/25/35	1,488,610	74,962	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.839%	3/25/36	1,032,462	50,314
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.459%	7/25/36	2,283,866	175,532	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.152%	12/25/36	2,442,399	193,467	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.152%	12/25/36	2,638,918	143,453	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.378%	4/25/40	1,275,347	220,819	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	7,774,881	8,174,645
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	637,867	725,038
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.598%	10/25/26	431,996	36,465	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	413,261	447,841
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.398%	4/25/42	1,533,839	294,986	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	2,395,151	2,761,141
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	3,767,923	4,539,065
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.548%	2/25/41	72,111	657	(c)

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	241,777	$228,351
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.548%	3/25/42	2,740,795	382,448	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	144,670	136,547
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.498%	7/25/42	249,692	41,283	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	646,773	32,862
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	727,408	30,344
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	12/25/42	1,988,134	353,331	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	12/25/42	1,383,512	238,392	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	12/25/42	4,725,900	846,929	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	3,392,573	3,982,885
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	9,247,255	10,411,673
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	3/25/42	2,981,550	389,332	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,735,674	301,289
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	944,168	18,675
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,437,617	250,423
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	6/25/43	3,971,751	699,859	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	73

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.848%	12/25/43	8,284,921	$1,452,101	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.627%	8/25/44	3,294,039	176,417	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.416%	8/25/55	7,394,245	294,204	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.048%	8/25/45	2,064,810	412,637	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.898%	11/25/45	11,956,277	2,252,962	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.998%	9/25/46	5,633,279	797,807	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.998%	10/25/57	22,200,411	4,062,553	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.098%	11/25/47	7,744,347	1,329,450	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,292,532	12,275,025
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	19,658,160	2,913,904
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	14,186,299	2,004,393
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	8,789,477	1,278,905
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	55,954,704	7,297,187
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	21,143,904	2,825,739
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	7,173,795	1,010,430
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	29,060,619	4,724,428
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	44,571,062	6,041,652

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	366,643	$59,403
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	687,464	141,013
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	300,961	43,368
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	166,173	25,992	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	129,566	21,746	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	208,270	31,567
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	877,906	148,137
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,745,089	79,603
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	95,298	4,672
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,167,072	213,100
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,605,909	224,602
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	767,608	107,368
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.432%	6/25/37	7,104,009	2,234,254	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,513,766	2,520,802	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.006%	10/25/36	33,993,754	6,503,005	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	158,250,497	44,927	(a)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	687,597,800	4,451,818	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.886%	4/20/36	404,744	68,260	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.476%	8/20/37	1,604,744	202,674	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	75

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.376%	4/20/40	242,147	$41,736	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	492,609	497,933
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.546%	1/20/40	64,072	2,721	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	1,497,678	1,516,718
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	22,197,345	25,316,443
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	819,406	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.093%	5/20/60	344,382	348,427	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.431%	8/20/58	940,129	939,812	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.461%	12/20/60	244,458	244,552	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.481%	12/20/60	4,252,798	4,255,902	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	93,212	3,998
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.531%	2/20/61	1,366,445	1,368,956	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	0.561%	3/20/61	3,655,112	3,664,423	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.581%	3/20/61	3,441,085	3,449,829	(c)

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.946%	3/20/42	1,082,481	$207,880	(c)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	149,970	199
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	558,251	20,772
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.993%	8/16/42	1,771,307	322,807	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.566%	1/16/54	27,087,117	539,543	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.126%	10/16/48	58,615,835	342,932	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.384%	11/16/47	18,729,404	253,965	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.768%	11/16/47	4,381,317	4,484,380	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.306%	11/20/42	1,212,421	48,431	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.367%	6/16/48	371,542	390,320	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,938,300	85,266
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	403,228	59,880
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.046%	2/20/46	15,759,234	3,136,961	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,882,596	509,029
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.993%	10/16/46	5,409,646	1,409,239	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.519%	8/16/58	17,457,846	642,398	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.617%	2/16/57	18,763,471	838,949	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.617%	7/16/58	13,538,801	527,983	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	77

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.529%	2/16/59	5,119,711	$216,152	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.519%	4/16/57	35,200,492	1,363,547	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.668%	12/16/59	4,895,400	247,685	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.199%	7/20/67	25,811,080	2,634,279	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.614%	9/20/67	20,516,552	1,342,152	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.034%	10/20/67	10,735,850	870,232	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.360%	11/20/67	3,208,974	221,226	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	4,078,477	4,265,338
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	0.381%	2/20/68	11,921,985	11,906,003	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.381%	5/20/68	21,569,807	21,540,627	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	0.381%	5/20/68	10,505,755	10,489,390	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.381%	7/20/68	7,018,323	7,007,237	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.478%	10/20/68	4,953,630	4,902,913	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	5,733,721	5,960,525
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	20,610,907	2,740,055
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	6,704,358	1,001,537
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.866%	5/16/60	25,549,105	1,840,675	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	8,099,044	1,036,098

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	23,583,620	$3,017,392
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	11,300,388	1,510,551
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	10,649,321	1,470,072
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	7,279,445	955,185
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	10,147,590	1,337,794
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	32,995,118	4,367,745
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	74,395,977	7,608,134
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.914%	11/16/60	7,834,334	628,422	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.254%	5/20/70	22,978,762	24,032,219	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.354%	4/20/70	5,749,961	5,915,112	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.604%	7/20/70	2,362,988	2,383,886	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.554%	7/20/70	6,692,526	6,740,155	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.554%	7/20/70	3,010,983	3,030,853	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.504%	8/20/70	75,428	75,566	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	488,592	90,571
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,450,415	1,601,671	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.835%	5/16/63	34,806,263	2,617,633	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	79

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	31,644,402	$2,448,897	(c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.879%	11/16/63	9,855,623	812,562	(c)
Government National Mortgage Association (GNMA), 2021-133, IO	0.880%	7/16/63	23,359,975	1,857,286	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.444%	12/15/36	15,590,000	15,540,708	(a)(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.742%	10/25/45	1,730,176	1,767,581	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.662%	11/25/45	11,995,940	7,823,644	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.562%	4/25/36	192,374	265,775	(c)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.550%)	1.660%	9/15/31	134,147,693	122,393,149	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,476,076	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.029%	5/10/50	16,340,000	17,223,670	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,936,153
GS Mortgage Securities Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.560%	11/15/32	12,548,000	12,578,032	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.434%	11/25/35	574,128	393,887	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.584%	6/19/35	2,023,433	2,032,812	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.075%	6/19/45	1,974,037	1,124,509	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	2.598%	2/25/36	462,000	200,408	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.284%	11/19/46	127,168	103,626	(c)

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.622%	11/25/35	1,774,833	$1,689,471	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.602%	5/25/37	4,536,729	4,543,385	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	2.773%	8/25/35	116,939	80,028	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.232%	12/26/36	16,141,045	10,448,730	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.548%	8/15/46	4,000,000	4,057,247	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.886%	1/15/47	1,602,000	1,683,919	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,197,777
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.263%	7/15/48	19,921,000	20,702,963	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.621%	8/15/48	10,543,000	11,256,194	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	669,488
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.501%	2/15/51	920,082	850,616	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	1.619%	5/15/28	10,175,200	8,821,899	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.446%	8/15/49	1,510,000	1,507,504	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	8,375,055	8,492,650	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	6,290,386	6,339,417	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	9,756,673	9,834,243	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.404%	9/27/36	108,289	109,312	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.491%	9/27/36	13,189,403	10,247,701	(a)(c)
Legacy Mortgage Asset Trust, 2019- GS7 A1, Step bond (3.250% to 10/25/ 22, 6.250% to 10/25/23 then 7.250%)	3.250%	11/25/59	60,355,194	60,587,453	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	81

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/ 24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	25,215,423	$25,202,117	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.048%	11/25/36	5,972,935	1,921,450	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.929%	7/25/34	248,527	239,674	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.312%	4/25/46	84,768	78,535	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,408,060	1,136,013	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,769,746	1,611,928	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.452%	5/25/35	1,928,688	1,015,316	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.260%	11/15/38	36,130,000	35,985,657	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	2.211%	4/15/38	159,000	159,162	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,999,184	979,266	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	315,691	154,635	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	228,785	225,453	(c)
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.538%	7/25/34	9,964	10,318	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.501%	7/25/35	705,770	683,791	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.439%	4/16/36	36,853,498	34,788,596	(a)(c)
MRA Issuance Trust, 2021-EBO1 A2X (1 mo. USD LIBOR + 1.750%)	1.849%	4/15/22	41,920,000	42,044,352	(a)(c)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.849%	2/16/22	57,240,000	57,303,170	(a)(c)
Multifamily Trust, 2016-1 B	10.048%	4/25/46	1,948,363	2,207,801	(a)(c)

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2021 Annual Report

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(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	31,971,581	$33,477,711	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	52,955	34,693
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.612%	2/26/46	9,226,597	8,264,932	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	28,678,411	28,651,557	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.802%	10/27/22	7,157,927	7,167,159	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	3.002%	2/27/24	23,420,307	23,758,365	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.048%	6/25/36	8,356,750	1,740,794	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	22,683,342	21,762,149	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	32,551,852	32,123,792	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	378,963	215,620
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	179,652	142,856
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.552%	1/25/37	5,885,769	2,296,507	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.769%	3/25/36	5,613,482	5,244,542	(a)(c)
Redwood Funding Trust, 2019-1 PT, Step bond (4.213% to 8/27/22, 4.468%to 8/27/23 then 4.968%)	4.213%	9/27/24	30,555,720	30,593,609	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.746%	7/25/36	9,147,973	893,941	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	0.502%	5/25/34	7,569	7,413	(c)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	6,341,237	(a)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	23,410,000	22,092,282	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	2.641%	7/25/34	543	578	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.462%	7/25/46	96,391	86,005	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	83

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.844%	10/19/33	53,059	$51,861	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.452%	4/25/36	16,246,569	2,798,660	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,798,919
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,391,294
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	64,047,156	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.697%	2/15/51	3,473,079	2,681,217	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.515%	9/25/33	4,944	4,955	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	1.062%	11/25/45	17,244,283	9,664,482	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	4,359,642	4,421,716	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.357%	3/25/37	7,339,388	910,516	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.533%	6/25/37	2,665,369	2,144,201	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.306%	7/15/46	450,000	447,319	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,900,742
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.188%	11/15/50	30,955,437	1,711,037	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,454,692
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.281%	6/15/45	120,335	115	(a)(c)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	$280,504	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.005%	3/15/47	41,397,763	664,240	(c)
Total Collateralized Mortgage Obligations (Cost — $2,862,341,461)				2,834,176,191
Senior Loans — 6.0%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.3%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	27,879,900	27,944,721	(c)(l)(m)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.854%	3/1/27	48,377,251	47,833,007	(c)(l)(m)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/9/27	23,100,000	22,828,113	(c)(l)(m)
Total Diversified Telecommunication Services				98,605,841
Entertainment — 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.854%	2/15/24	8,971,946	8,928,342	(c)(l)(m)
Interactive Media & Services — 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	22,748,100	22,608,085	(c)(l)(m)
Media — 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	43,704,192	43,657,866	(c)(l)(m)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.850%	2/1/27	13,814,143	13,699,692	(c)(l)(m)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.602%	11/18/24	3,269,597	3,236,492	(c)(l)(m)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	5/1/26	28,443,041	28,285,609	(c)(l)(m)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.500%)	2.599%	9/18/26	48,599,196	48,569,065	(c)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.811%	1/31/26	9,619,544	9,553,410	(c)(l)(m)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	85

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.604%	12/17/26	25,416,695	$25,330,914	(c)(l)(m)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	23,867,825	23,951,720	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.610%	1/31/28	42,810,528	42,480,673	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.360%	1/31/29	4,840,000	4,844,937	(c)(l)(m)
Ziggo Financing Partnership, Term Loan I (3 mo. USD LIBOR + 2.500%)	2.610%	4/28/28	7,475,074	7,404,995	(c)(l)(m)
Total Media				251,015,373
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (3 mo. USD LIBOR + 2.250%)	2.360%	1/15/26	7,083,580	7,002,119	(c)(l)(m)
CSC Holdings LLC, 2019 Term Loan (3 mo. USD LIBOR + 2.500%)	2.610%	4/15/27	5,629,725	5,566,391	(c)(l)(m)
Total Wireless Telecommunication Services				12,568,510
Total Communication Services				393,726,151
Consumer Discretionary — 1.0%
Auto Components — 0.0%††
Clarios Global LP, First Amendment First Lien Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.354%	4/30/26	14,413,363	14,357,511	(c)(l)(m)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	45,298,747	45,308,939	(c)(l)(m)
ServiceMaster Co. LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.875%	11/5/26	5,124,484	5,128,789	(c)(l)(m)
Total Diversified Consumer Services				50,437,728
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	11/19/26	46,256,059	45,706,768	(c)(l)(m)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/17/28	14,614,813	14,614,813	(c)(l)(m)

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.851%	3/11/25	7,397,867	$7,321,558	(c)(l)(m)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.851%	1/15/27	9,830,325	9,711,132	(c)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 mo. USD LIBOR + 2.250%)	2.354%	9/15/23	1,950,651	1,952,241	(c)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.854%	12/23/24	31,991,067	31,866,141	(c)(l)(m)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.604%	7/21/25	19,088,375	19,126,552	(c)(l)(m)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	3/29/27	9,372,900	9,363,527	(c)(l)(m)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.104%	11/30/23	11,524,477	11,495,666	(c)(l)(m)
Golden Nugget Inc., First Initial Term Loan	3.250%	10/4/23	9,442,917	9,399,952	(c)(l)(m)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.852%	6/22/26	42,511,279	42,209,023	(c)(l)(m)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.604%	5/29/26	11,357,770	11,324,946	(c)(l)(m)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.854%	8/14/24	49,667,611	49,566,786	(c)(l)(m)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	29,527,009	29,320,616	(c)(l)(m)
Total Hotels, Restaurants & Leisure				292,979,721
Specialty Retail — 0.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	4,979,869	4,999,315	(c)(l)(m)
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	11,088,210	11,114,766	(c)(l)(m)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	19,852,254	19,836,075	(c)(l)(m)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	87

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	10,641,101	$10,563,209	(c)(l)(m)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	20,934,900	20,936,470	(c)(l)(m)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	370,000	369,221	(c)(l)(m)
Total Specialty Retail				67,819,056
Total Consumer Discretionary				425,594,016
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	28,606,258	28,338,074	(c)(l)(m)
Food & Staples Retailing — 0.0%††
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.354%	1/29/27	14,085,500	13,928,658	(c)(l)(m)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	9/13/26	6,696,121	6,631,269	(c)(l)(m)
Total Food & Staples Retailing				20,559,927
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	7,126,150	7,119,487	(c)(l)(m)
Total Consumer Staples				56,017,488
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.090%	8/4/28	63,022,050	62,729,313	(c)(l)(m)
Financials — 0.9%
Capital Markets — 0.2%
Allspring Buyer LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	11/1/28	17,724,774	17,791,242	(c)(l)(m)

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	11,573,666	$11,581,652	(c)(l)(m)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	6/27/25	2,443,346	2,441,062	(c)(l)(m)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.724%	2/1/27	10,515,298	10,421,659	(c)(l)(m)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.104%	7/3/24	23,457,573	23,297,827	(c)(l)(m)
Total Capital Markets				65,533,442
Diversified Financial Services — 0.5%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	970,000	970,403	(c)(l)(m)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/22/26	42,543,375	42,417,234	(c)(l)(m)
Citadel Securities LP, 2021 Term Loan (3 mo. USD LIBOR + 2.500%)	2.604%	2/2/28	30,178,177	30,023,212	(c)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	38,302,283	38,395,166	(c)(l)(m)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/20/28	15,800,600	15,704,690	(c)(l)(m)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	1/26/28	20,829,877	20,697,503	(c)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	2.140%	11/5/28	37,300,000	37,323,313	(c)(l)(m)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	29,790,391	29,710,552	(c)(l)(m)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	3.089%	3/1/26	15,556,306	15,537,949	(c)(l)(m)
Total Diversified Financial Services				230,780,022

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	89

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	14,800,543	$14,709,594	(c)(l)(m)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/24	17,968,867	17,909,480	(c)(l)(m)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.354%	12/23/26	29,216,964	29,058,754	(c)(l)(m)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.354%	7/31/27	13,160,550	13,096,392	(c)(l)(m)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.229%	11/3/23	5,697,545	5,690,423	(c)(l)(m)
Total Insurance				80,464,643
Total Financials				376,778,107
Health Care — 1.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	10/23/28	35,780,000	35,812,381	(c)(l)(m)
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.974%	2/18/27	11,640,480	11,593,220	(c)(l)(m)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	15,583,704	15,540,849	(c)(l)(m)
Grifols Worldwide Operations USA Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	11/15/27	45,112,086	44,528,110	(c)(l)(m)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.852%	11/16/25	23,937,287	23,949,136	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.354%	3/5/26	23,742,585	23,621,972	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.604%	3/5/26	17,195,459	17,148,172	(c)(l)(m)
Phoenix Newco Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.000%)	4.500%	11/15/28	17,480,000	17,504,122	(c)(l)(m)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	43,449,289	43,347,401	(c)(l)(m)
Total Health Care Providers & Services				197,232,982

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2021 Annual Report

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(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Technology — 0.2%
AthenaHealth Inc., Additional Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.400%	2/11/26	47,968,391	$48,034,348	(c)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	42,325,345	42,331,270	(c)(l)(m)
Total Health Care Technology				90,365,618
Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	7/3/28	25,674,397	25,715,348	(c)(l)(m)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	2.500%	7/3/28	6,398,002	6,408,207	(c)(l)(m)
Total Life Sciences Tools & Services				32,123,555
Pharmaceuticals — 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	11/27/25	22,189,765	22,085,695	(c)(l)(m)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	6/2/25	11,230,745	11,192,841	(c)(l)(m)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	39,308,558	39,460,879	(c)(l)(m)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	23,899,400	23,850,287	(c)(l)(m)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	39,501,500	39,696,637	(c)(l)(m)
Total Pharmaceuticals				136,286,339
Total Health Care				491,820,875
Industrials — 0.8%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	7,562,387	7,581,898	(c)(l)(m)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.354%	12/9/25	1,948,828	1,924,838	(c)(l)(m)
Total Aerospace & Defense				9,506,736

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	91

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 0.1%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	14,730,000	$14,737,880	(c)(l)(m)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	15,147,400	(c)(l)(m)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	28,147,300	28,311,962	(c)(l)(m)
Total Airlines				58,197,242
Building Products — 0.0%††
Quikrete Holdings Inc., Term Loan B1	—	2/21/28	16,700,000	16,687,225	(n)
Commercial Services & Supplies — 0.4%
Ali Group SRL, Term Loan B	—	10/13/28	32,730,000	32,570,932	(n)
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	43,431,934	43,345,288	(c)(l)(m)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.601%	10/1/26	30,283,322	30,275,751	(c)(l)(m)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.360%	10/30/26	8,209,555	8,208,734	(c)(l)(m)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	3,606,154	3,619,677	(c)(l)(m)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.104%	8/27/25	25,468,253	25,493,721	(c)(l)(m)
Total Commercial Services & Supplies				143,514,103
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan	—	6/7/28	4,986,622	4,983,506	(n)
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	8,768,798	8,715,790	(c)(l)(m)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.224%	12/30/26	48,424,889	48,182,765	(c)(l)(m)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.853%	2/24/25	19,030,000	18,971,768	(c)(l)(m)
Total Road & Rail				67,154,533

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2021 Annual Report

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(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	12,196,687	$12,156,072	(c)(l)(m)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.974%	10/6/23	5,500,000	5,505,747	(c)(l)(m)
Total Trading Companies & Distributors				17,661,819
Total Industrials				326,420,954
Information Technology — 0.6%
Communications Equipment — 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.354%	4/6/26	1,955,000	1,933,417	(c)(l)(m)
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B	—	12/8/28	23,720,000	23,724,981	(n)
IT Services — 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	4/28/28	12,367,881	12,238,018	(c)(l)(m)
Software — 0.5%
Cloudera Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/8/28	12,340,000	12,322,662	(c)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	10/16/26	45,122,813	45,094,611	(c)(l)(m)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.750%)	2.854%	6/21/24	341,641	339,453	(c)(l)(m)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	52,269,000	52,211,766	(c)(l)(m)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	40,831,450	40,918,829	(c)(l)(m)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	49,186,725	49,102,370	(c)(l)(m)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	6/21/24	2,307,189	2,292,411	(c)(l)(m)
Total Software				202,282,102
Total Information Technology				240,178,518

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	93

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.2%
Chemicals — 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	19,546,775	$19,514,229	(c)(l)(m)
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.864%	7/1/26	24,083,234	23,956,797	(c)(l)(m)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	2/4/27	40,368,760	40,206,478	(c)(l)(m)
Total Containers & Packaging				64,163,275
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	9/7/27	12,742,713	12,707,352	(c)(l)(m)
Total Materials				96,384,856
Total Senior Loans (Cost — $2,468,381,096)				2,469,650,278

			Face Amount†/ Units
Asset-Backed Securities — 3.1%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	8,975,000	8,527,601	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	23,789,700	24,151,784	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	27,403,169	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,935,843	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,883,199	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	903,942	879,643	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.711%	12/27/39	2,491,937	2,533,610	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.603%	10/25/37	47,370,000	48,221,419	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.853%	10/25/37	108,930,000	107,434,000	(a)(c)

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	60,709	$73	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	9,081,663	8,667,400	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	0.782%	12/25/36	42,584	36,239	(a)(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.239%	11/15/36	312,816	274,127	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.250%	1/15/37	2,633,912	2,517,531	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.032%	8/9/24	56,462,400	54,781,956	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	61,092,663	58,063,933	(a)(d)(e)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	41,910,000	41,970,292	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	430,397	458,152	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.252%	11/25/69	15,321,787	15,585,383	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.453%	3/25/36	7,555,147	7,719,330	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,991,490	4,223,773
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	0.262%	10/25/36	10,139,147	10,073,952	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	54,505,515
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.602%	10/25/34	1,470,226	1,432,700	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.502%	10/25/46	4,888,019	4,672,582	(a)(c)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	62,630,000	61,837,411	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,645,848	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	41,500,000	41,500,000	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	95

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.242%	12/25/36	68,831,513	$63,614,807	(c)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,847,213	7,636,366	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,017,665	10,598,599	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	23,769,035	23,830,840	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	15,474,641	15,512,503	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.262%	10/25/36	3,251,493	1,365,981	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.122%	10/25/33	136,120	136,214	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.246%	2/26/29	18,137,842	18,150,901	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	0.473%	6/25/33	16,325,343	15,748,362	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	0.453%	3/25/33	8,655,503	8,410,458	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	0.412%	5/25/32	3,481,990	3,387,589	(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	19,590,601	20,335,017	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	3,341,622	3,327,456	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	955,793	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.703%	9/25/47	16,361,433	16,302,052	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	21,133,060	20,957,185	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	25,320,805	25,266,695
Origen Manufactured Housing Contract Trust, 2006-A A2	1.616%	10/15/37	6,205,218	5,974,499	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.544%	4/15/37	7,954,801	7,643,394	(c)

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.902%	7/25/35	1,627,825	$1,640,483	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	1.217%	8/25/33	860,515	854,778	(c)
RAMP Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.452%	10/25/36	17,250,000	16,961,171	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	1.342%	3/25/34	4,468,023	4,468,383	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,619,117	9,728,925
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.602%	10/25/32	1,243,198	1,223,771	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	6,261,112	6,635,586
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	12,926,084	13,557,558
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.100%)	0.202%	10/25/36	25,998,714	11,462,607	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.320%)	0.422%	10/25/36	70,864,912	31,975,850	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.440%)	0.542%	10/25/36	35,922,367	16,411,413	(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.873%	12/17/68	14,100,000	14,104,295	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	21,029,381	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	10,908,359	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	19,976,678	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	2,140,583	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	42,615,307	41,954,378	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	97

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	17,683,436	$17,621,817	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.322%	2/25/36	1,084,564	36,602	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.300%)	0.402%	3/25/37	22,801,094	21,062,606	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	2.352%	8/25/37	17,510,000	17,907,873	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.734%	5/25/31	4,313,651	4,105,875	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,475,620	2,597,645	(a)
Sunrun Demeter Issuer, 2021-2A A	2.270%	1/30/57	34,000,000	33,868,624	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	19,254,915	19,332,165	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.102%	5/25/58	23,066,605	23,176,231	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000	28,871,684	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,441,538	4,747,663
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	9,054,200	9,480,588
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,910,350	3,922,883	(a)
Total Asset-Backed Securities (Cost — $1,312,321,799)				1,282,857,631

			Shares
Investments in Underlying Funds — 1.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF			3,204,287	424,632,113
VanEck J.P. Morgan EM Local Currency Bond ETF			3,000,000	85,800,000
Total Investments in Underlying Funds (Cost — $521,009,873)				510,432,113

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities — 0.2%
Japan — 0.2%
Japanese Government CPI Linked Bond (Cost — $93,187,851)	0.100%	3/10/26	9,487,061,600	JPY	$84,866,438

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Australian Dollar Futures, Call @ $70.50	1/7/22	291	291,000		666,390
Australian Dollar Futures, Call @ $71.50	1/7/22	297	297,000		386,100
Australian Dollar Futures, Call @ $72.00	1/7/22	583	583,000		489,720
Canadian Dollar Futures, Call @ $79.50	2/4/22	11	11,000		4,510
Euro Futures, Call @ $1.13	1/7/22	291	36,375,000		389,212
Euro Futures, Call @ $1.14	1/7/22	727	90,875,000		318,063
Euro Futures, Put @ $1.13	1/7/22	291	36,375,000		3,638
Japanese Yen Futures, Call @ $88.00	2/4/22	291	363,750		90,938
U.S. Treasury 5-Year Notes Futures, Call @ $121.00	1/21/22	213	213,000		73,219
U.S. Treasury 10-Year Notes Futures, Call @ $130.25	1/7/22	240	240,000		120,000
U.S. Treasury 10-Year Notes Futures, Call @ $130.50	1/7/22	416	416,000		149,500
U.S. Treasury 10-Year Notes Futures, Call @ $130.50	1/21/22	130	130,000		75,156
U.S. Treasury 10-Year Notes Futures, Put @ $130.25	1/21/22	208	208,000		104,000
U.S. Treasury 10-Year Notes Futures, Put @ $130.50	1/21/22	209	209,000		127,359
U.S. Treasury 10-Year Notes Futures, Put @ $131.00	1/21/22	1,045	1,045,000		914,375
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	1/7/22	104	104,000		147,875
U.S. Treasury Long-Term Bonds Futures, Call @ $159.50	1/21/22	418	418,000		803,344
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	1/21/22	522	522,000		848,250
U.S. Treasury Long-Term Bonds Futures, Call @ $161.00	1/21/22	1,893	1,893,000		2,100,047

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	99

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00	1/21/22	728	728,000	$523,250
U.S. Treasury Long-Term Bonds Futures, Put @ $162.00	1/21/22	418	418,000	953,562
Total Purchased Options (Cost — $9,499,644)				9,288,508
Total Investments before Short-Term Investments (Cost — $40,841,634,231)				41,322,529,646

	Rate		Shares
Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $17,796,111)	0.010%		17,796,111	17,796,111	(o)
Total Investments — 99.2% (Cost — $40,859,430,342)				41,340,325,757
Other Assets in Excess of Liabilities — 0.8%				332,308,351
Total Net Assets — 100.0%				$41,672,634,108

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2021, the Fund held TBA securities with a total cost of $551,493,571.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan is unfunded as of December 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $17,796,111 and the cost was $17,796,111 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	101

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

ETF	— Exchange-Traded Fund

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Australian Dollar Futures, Call	2/4/22	$72.00		291	291,000	$(346,290)
Australian Dollar Futures, Call	2/4/22	73.00		73	73,000	(44,530)
Euro Futures, Call	1/7/22	1.14		581	72,625,000	(479,325)
Euro-Bund Futures, Put	1/21/22	172.50	EUR	852	85,200,000	(1,542,303)
Euro-Bund Futures, Put	1/21/22	173.50	EUR	139	13,900,000	(375,056)
Euro-Bund Futures, Put	1/21/22	174.00	EUR	279	27,900,000	(889,396)
U.S. Treasury 5-Year Notes Futures, Call	1/21/22	121.25		8,050	8,050,000	(1,886,719)
U.S. Treasury 5-Year Notes Futures, Call	1/21/22	121.50		5,998	5,998,000	(890,331)
U.S. Treasury 5-Year Notes Futures, Put	1/21/22	120.50		1,064	1,064,000	(191,188)
U.S. Treasury 5-Year Notes Futures, Put	1/21/22	121.00		1,066	1,066,000	(391,422)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	130.00		782	782,000	(672,031)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	130.75		577	577,000	(261,453)

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2021 Annual Report

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Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	$131.00	889	889,000	$(305,594)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	131.50	2,918	2,918,000	(547,125)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	132.00	1,043	1,043,000	(114,078)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.00	208	208,000	(136,500)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.50	1,461	1,461,000	(684,844)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	132.00	2,083	2,083,000	(650,938)
U.S. Treasury 10-Year Notes Futures, Put	1/21/22	130.00	209	209,000	(81,641)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	160.50	819	819,000	(1,100,531)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	161.50	209	209,000	(186,141)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	163.00	12	12,000	(5,438)
U.S. Treasury Long-Term Bonds Futures, Call	1/21/22	164.00	584	584,000	(164,250)
U.S. Treasury Long-Term Bonds Futures, Call	2/18/22	164.00	626	626,000	(518,406)
U.S. Treasury Long-Term Bonds Futures, Put	1/21/22	160.00	1,091	1,091,000	(1,295,562)
U.S. Treasury Long-Term Bonds Futures, Put	1/21/22	161.00	1,254	1,254,000	(2,096,531)
Total Exchange-Traded Written Options (Premiums received — $16,153,061)					$(15,857,623)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro

At December 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	19,205	12/22	$4,769,671,743	$4,751,076,937	$(18,594,806)
90-Day Eurodollar	8,459	6/23	2,098,720,404	2,085,777,925	(12,942,479)
90-Day Eurodollar	2,039	9/23	504,990,057	502,052,775	(2,937,282)
90-Day Eurodollar	60,696	12/23	15,002,332,395	14,932,733,400	(69,598,995)
Australian 10-Year Bonds	4,492	3/22	454,575,565	454,820,350	244,785
Australian Dollar	6,660	3/22	475,152,468	484,714,800	9,562,332
British Pound	2,720	3/22	224,679,184	230,027,000	5,347,816

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	103

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Canadian Dollar	375	3/22	$29,655,188	$29,643,750	$(11,438)
Euro	4,786	3/22	678,326,810	682,154,563	3,827,753
Euro-Bobl	241	3/22	36,891,543	36,558,191	(333,352)
Euro-OAT	1,455	3/22	275,001,141	270,260,830	(4,740,311)
Japanese Yen	5,799	3/22	637,650,695	630,496,275	(7,154,420)
Mexican Peso	13,267	3/22	308,018,258	320,132,710	12,114,452
Russian Ruble	7,188	3/22	236,638,945	235,856,250	(782,695)
Swiss Franc	344	3/22	46,730,771	47,265,600	534,829
U.S. Treasury 5-Year Notes	141,694	3/22	17,115,735,870	17,141,652,693	25,916,823
U.S. Treasury Ultra Long-Term Bonds	2,748	3/22	537,166,379	541,699,500	4,533,121
United Kingdom Long Gilt Bonds	8	3/22	1,348,475	1,352,467	3,992
					(55,009,875)
Contracts to Sell:
3-Month Euribor	2,144	3/22	613,430,164	613,561,786	(131,622)
90-Day Eurodollar	10,855	3/22	2,707,480,308	2,704,387,563	3,092,745
Euro-Bund	5,909	3/22	1,169,117,821	1,152,873,938	16,243,883
Euro-Buxl	862	3/22	208,779,092	202,891,948	5,887,144
Japanese 10-Year Bonds	305	3/22	402,996,662	401,938,190	1,058,472
U.S. Treasury 2-Year Notes	6,043	3/22	1,319,724,099	1,318,412,647	1,311,452
U.S. Treasury 10-Year Notes	20,340	3/22	2,657,105,563	2,653,734,375	3,371,188
U.S. Treasury Long- Term Bonds	7,538	3/22	1,214,043,519	1,209,377,875	4,665,644
U.S. Treasury Ultra
10-Year Notes	7,299	3/22	1,053,880,222	1,068,847,313	(14,967,091)
					20,531,815
Net unrealized depreciation on open futures contracts					$(34,478,060)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	414,214,996	USD	72,619,101	BNP Paribas SA	1/18/22	$1,440,823
USD	326,957,494	EUR	282,370,000	BNP Paribas SA	1/18/22	5,364,060
USD	473,118,420	EUR	408,620,000	BNP Paribas SA	1/18/22	7,737,860
BRL	699,023,393	USD	122,586,218	Citibank N.A.	1/18/22	2,396,267
CAD	872,850,000	USD	694,916,604	Citibank N.A.	1/18/22	(4,900,808)
EUR	408,500,000	USD	473,851,421	Citibank N.A.	1/18/22	(8,607,531)
INR	4,359,319,201	USD	58,039,132	Citibank N.A.	1/18/22	493,614
USD	21,805,847	CAD	27,000,000	Citibank N.A.	1/18/22	461,485
USD	352,060,969	CNY	2,298,958,125	Citibank N.A.	1/18/22	(8,092,952)
USD	411,438,344	CNY	2,631,074,974	Citibank N.A.	1/18/22	(744,878)
USD	6,830,075	EUR	6,050,000	Citibank N.A.	1/18/22	(60,318)
USD	7,896,623	EUR	7,000,000	Citibank N.A.	1/18/22	(75,732)
USD	9,537,018	EUR	8,200,000	Citibank N.A.	1/18/22	197,973
USD	12,763,619	EUR	11,000,000	Citibank N.A.	1/18/22	235,632
USD	13,912,584	EUR	12,000,000	Citibank N.A.	1/18/22	245,689
USD	916,300,597	EUR	790,465,589	Citibank N.A.	1/18/22	16,033,066
USD	12,446,496	IDR	179,692,553,873	Citibank N.A.	1/18/22	(144,750)
GBP	172,937,500	USD	228,907,338	Goldman Sachs Group Inc.	1/18/22	5,162,494
RUB	12,705,519,267	USD	171,848,315	Goldman Sachs Group Inc.	1/18/22	(3,337,215)
RUB	24,970,680,000	USD	336,838,499	Goldman Sachs Group Inc.	1/18/22	(5,656,698)
USD	154,893,822	GBP	113,505,097	Goldman Sachs Group Inc.	1/18/22	1,265,379
USD	94,540,825	MXN	1,990,160,000	Goldman Sachs Group Inc.	1/18/22	(2,365,247)
USD	9,135,511	RUB	654,210,952	Goldman Sachs Group Inc.	1/18/22	458,825
USD	62,285,270	RUB	4,474,960,000	Goldman Sachs Group Inc.	1/18/22	2,934,652
EUR	478,875,000	USD	541,272,412	JPMorgan Chase & Co.	1/18/22	4,122,124
USD	4,067,590	AUD	5,575,280	JPMorgan Chase & Co.	1/18/22	11,072
USD	46,461,121	CHF	43,000,000	JPMorgan Chase & Co.	1/18/22	(751,042)
USD	82,232,143	CNH	536,285,141	JPMorgan Chase & Co.	1/18/22	(2,026,363)
AUD	285,900,000	USD	203,229,156	Morgan Stanley & Co. Inc.	1/18/22	4,788,860
CAD	55,100,000	USD	43,512,939	Morgan Stanley & Co. Inc.	1/18/22	45,370
CAD	81,140,000	USD	64,623,624	Morgan Stanley & Co. Inc.	1/18/22	(479,863)
CAD	86,720,000	USD	69,079,346	Morgan Stanley & Co. Inc.	1/18/22	(524,417)
CAD	484,625,939	USD	386,042,929	Morgan Stanley & Co. Inc.	1/18/22	(2,930,649)
JPY	9,349,983,258	USD	82,370,869	Morgan Stanley & Co. Inc.	1/18/22	(1,076,734)
USD	26,337,469	BRL	146,080,771	Morgan Stanley & Co. Inc.	1/18/22	218,832
USD	133,681,404	MXN	2,797,684,429	Morgan Stanley & Co. Inc.	1/18/22	(2,545,134)
ZAR	728,620,000	USD	47,248,251	Morgan Stanley & Co. Inc.	1/18/22	(1,639,734)
Total						$7,654,012

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	105

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At December 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$(2,852,039)
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$137,368	(3,520,018)
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI**	7.024	%**	171,087	(3,783,256)
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	(2,307,803)
Total							$308,455	$(12,463,116)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,182,383,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(1,297)	$(494,793)
520,862,000	11/18/23	3.970%**	CPURNSA**	(1,921,595)	(644,624)
3,597,809,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(24,728,197)
379,970,000	10/20/26	2.950%**	CPURNSA**	(198,855)	4,263,380
520,862,000	11/18/26	CPURNSA**	3.370%**	5,427,123	908,616
591,904,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(1,014,019)	(1,542,405)

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,429,588,000		5/15/27	0.710% annually	Daily SOFR Compound annually	$4,605,388	$27,251,950
536,101,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(3,011,580)	5,235,013
878,109,000		8/15/28	1.130% annually	Daily SOFR Compound annually	6,366,371	(2,873,630)
441,554,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(194,285)	(613,705)
251,692,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(14,686)	25,811
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,240,002	(1,459,418)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,508,306	(1,836,429)
379,970,000		10/20/31	CPURNSA**	2.770%**	320,852	(3,905,162)
379,990,000		10/20/31	1.733% annually	Daily SOFR Compound annually	1,496,859	(5,393,315)
374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	65,324,350
163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	24,603,345
12,221,800,000	JPY	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	16,343	(4,359,187)
117,317,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	997,370	17,201,608
82,887,000		2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	456,561	8,906,179
40,551,000		2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	36,336	4,330,472
94,774,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	558,026	2,370,842
320,489,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	2,521,851	4,623,504

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	107

Schedule of investments (cont’d)

December 31, 2021

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
14,969,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	$210,190	$(1,044,213)
174,372,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(2,452,602)	238,961
117,268,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(6,705,185)
17,474,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	181,730	(1,316,977)
52,426,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(6,553)	(4,165,309)
159,937,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(712,818)	2,479,864
Total				$19,607,628	$106,681,346

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.875%,due 11/15/27	$54,561,000	6/20/26	1.457%	1.000% quarterly	$(1,064,910)	$(2,182,764)	$1,117,854
Apache Corp., 4.875%,due 11/15/27	25,240,000	12/20/26	1.590%	1.000% quarterly	(699,507)	(765,173)	65,666
Teva Pharmaceutical Finance Co. BV, 2.950%,due 12/18/22	25,010,000	6/20/26	3.218%	1.000% quarterly	(2,178,071)	(2,203,741)	25,670
Total	$104,811,000				$(3,942,488)	$(5,151,678)	$1,209,190

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2021 Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.37 Index	$656,390,000	12/20/26	5.000% quarterly	$59,996,015	$59,442,027	$553,988
Markit CDX.NA.IG.37 Index	6,795,694,750	12/20/26	1.000% quarterly	165,087,813	154,625,665	10,462,148
Total	$7,452,084,750			$225,083,828	$214,067,692	$11,016,136

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	109

Statement of assets and liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $40,841,634,231)	$41,322,529,646
Investments in affiliated securities, at value (Cost — $17,796,111)	17,796,111
Foreign currency, at value (Cost — $308,686,471)	311,455,815
Cash	38,754,558
Deposits with brokers for centrally cleared swap contracts	439,065,571
Receivable for securities sold	243,758,676
Interest receivable	243,083,294
Deposits with brokers for open futures contracts and exchange-traded options	124,874,387
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $82,845,468)	84,483,263
Receivable for Fund shares sold	55,738,139
Unrealized appreciation on forward foreign currency contracts	53,614,077
Deposits with brokers for OTC derivatives	20,710,000
Receivable from broker — net variation margin on open futures contracts	12,312,019
Principal paydown receivable	5,084,643
Receivable for premiums on written options	139,529
Dividends receivable from affiliated investments	2,526
Other receivables	7,198
Prepaid expenses	344,080
Total Assets	42,973,753,532

Liabilities:
Payable for securities purchased	922,225,998
Payable to broker — net variation margin on centrally cleared swap contracts	166,844,500
Payable for Fund shares repurchased	103,271,862
Unrealized depreciation on forward foreign currency contracts	45,960,065
Written options, at value (premiums received — $16,153,061)	15,857,623
Distributions payable	13,361,996
Investment management fee payable	12,455,165
OTC swaps, at value (paid — $308,455)	12,154,661
Service and/or distribution fees payable	774,560
Directors’ fees payable	128,666
Payable to broker for option premiums	104,324
Accrued expenses	7,980,004
Total Liabilities	1,301,119,424
Total Net Assets	$41,672,634,108

Net Assets:
Par value (Note 7)	$ 3,495,820
Paid-in capital in excess of par value	41,563,718,413
Total distributable earnings (loss)	105,419,875
Total Net Assets	$41,672,634,108

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2021 Annual Report

Net Assets:
Class A	$1,457,612,601
Class C	$273,320,724
Class C1	$237,398
Class FI	$318,385,949
Class R	$375,056,160
Class I	$26,512,244,141
Class IS	$12,735,777,135

Shares Outstanding:
Class A	122,386,662
Class C	22,913,709
Class C1	19,874
Class FI	26,707,277
Class R	31,508,221
Class I	2,223,721,267
Class IS	1,068,563,399

Net Asset Value:
Class A (and redemption price)	$11.91
Class C*	$11.93
Class C1*	$11.95
Class FI (and redemption price)	$11.92
Class R (and redemption price)	$11.90
Class I (and redemption price)	$11.92
Class IS (and redemption price)	$11.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.44

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	111

Statement of operations

For the Year Ended December 31, 2021

Investment Income:
Interest	$1,048,535,864
Dividends from unaffiliated investments	12,406,500
Dividends from affiliated investments	96,909
Less: Foreign taxes withheld	(9,648,674)
Total Investment Income	1,051,390,599

Expenses:
Investment management fee (Note 2)	163,683,075
Transfer agent fees (Note 5)	30,860,800
Service and/or distribution fees (Notes 2 and 5)	9,376,863
Custody fees	1,183,047
Registration fees	1,096,536
Legal fees	1,023,427
Fund accounting fees	808,542
Directors’ fees	688,132
Insurance	322,926
Commitment fees (Note 9)	279,831
Interest expense	169,872
Audit and tax fees	89,727
Shareholder reports	47,098
Fees recaptured by investment manager (Note 2)	3,285
Miscellaneous expenses	184,338
Total Expenses	209,817,499
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(17,536,277)
Net Expenses	192,281,222
Net Investment Income	859,109,377

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	59,957,160
Futures contracts	(502,018,853)
Written options	229,308,338
Swap contracts	327,956,294
Forward foreign currency contracts	115,429,999
Foreign currency transactions	6,074,988
Net Realized Gain	236,707,926
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,598,235,325)
Futures contracts	(6,400,892)
Written options	(2,987,919)
Swap contracts	(219,040,942)
Forward foreign currency contracts	7,891,927
Foreign currencies	(11,431,302)
Change in Net Unrealized Appreciation (Depreciation)	(1,830,204,453)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,593,496,527)
Decrease in Net Assets From Operations	$(734,387,150)

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2021 Annual Report

Statements of changes in net assets

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$859,109,377	$846,242,806
Net realized gain	236,707,926	1,017,805,177
Change in net unrealized appreciation (depreciation)	(1,830,204,453)	1,181,652,631
Increase (Decrease) in Net Assets From Operations	(734,387,150)	3,045,700,614

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,347,510,039)	(1,476,493,916)
Decrease in Net Assets From Distributions to Shareholders	(1,347,510,039)	(1,476,493,916)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,373,780,437	15,021,709,073
Reinvestment of distributions	1,155,556,652	1,262,832,053
Cost of shares repurchased	(12,804,683,723)	(9,798,092,015)
Increase in Net Assets From Fund Share Transactions	4,724,653,366	6,486,449,111
Increase in Net Assets	2,642,756,177	8,055,655,809

Net Assets:
Beginning of year	39,029,877,931	30,974,222,122
End of year	$41,672,634,108	$39,029,877,931

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	113

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.55	$11.96	$11.19	$11.83	$11.42

Income (loss) from operations:
Net investment income	0.21	0.26	0.35	0.36	0.31
Net realized and unrealized gain (loss)	(0.49)	0.80	0.98	(0.60)	0.44
Total income (loss) from operations	(0.28)	1.06	1.33	(0.24)	0.75

Less distributions from:
Net investment income	(0.28)	(0.29)	(0.40)	(0.35)	(0.32)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.36)	(0.47)	(0.56)	(0.40)	(0.34)

Net asset value, end of year	$11.91	$12.55	$11.96	$11.19	$11.83
Total return[2]	(2.26)%	9.00%	11.88%	(1.86)%	6.57%

Net assets, end of year (millions)	$1,458	$1,463	$1,306	$1,032	$992

Ratios to average net assets:
Gross expenses	0.82%[3]	0.83%	0.83%[3]	0.84%	0.85%[3]
Net expenses[4,5]	0.82 [3]	0.82	0.82 [3]	0.82	0.82 [3]
Net investment income	1.75	2.13	2.99	3.16	2.66

Portfolio turnover rate[6]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2021 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.57	$11.97	$11.21	$11.84	$11.43

Income (loss) from operations:
Net investment income	0.13	0.17	0.27	0.28	0.23
Net realized and unrealized gain (loss)	(0.50)	0.82	0.96	(0.58)	0.43
Total income (loss) from operations	(0.37)	0.99	1.23	(0.30)	0.66

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.31)	(0.28)	(0.23)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.27)	(0.39)	(0.47)	(0.33)	(0.25)

Net asset value, end of year	$11.93	$12.57	$11.97	$11.21	$11.84
Total return[2]	(2.94)%	8.32%	11.10%	(2.53)%	5.82%

Net assets, end of year (millions)	$273	$326	$259	$199	$219

Ratios to average net assets:
Gross expenses	1.52%	1.51%	1.52%	1.52%	1.52%
Net expenses[3,4]	1.51	1.51	1.52	1.52	1.52
Net investment income	1.05	1.43	2.29	2.45	1.95

Portfolio turnover rate[5]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	115

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.55	$11.96	$11.20	$11.83	$11.42

Income (loss) from operations:
Net investment income	0.15	0.21	0.32	0.31	0.27
Net realized and unrealized gain (loss)	(0.44)	0.80	0.96	(0.58)	0.43
Total income (loss) from operations	(0.29)	1.01	1.28	(0.27)	0.70

Less distributions from:
Net investment income	(0.23)	(0.24)	(0.36)	(0.31)	(0.27)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.31)	(0.42)	(0.52)	(0.36)	(0.29)

Net asset value, end of year	$11.95	$12.55	$11.96	$11.20	$11.83
Total return[2]	(2.42)%[3]	8.59%	11.50%	(2.22)%	6.16%

Net assets, end of year (000s)	$237	$1,394	$2,399	$14,202	$22,192

Ratios to average net assets:
Gross expenses	1.24%	1.27%	1.20%	1.19%	1.21%
Net expenses[4,5]	1.24	1.27	1.20	1.19	1.21
Net investment income	1.25	1.74	2.76	2.75	2.27

Portfolio turnover rate[6]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2021 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.56	$11.97	$11.20	$11.84	$11.43

Income (loss) from operations:
Net investment income	0.21	0.26	0.35	0.36	0.31
Net realized and unrealized gain (loss)	(0.49)	0.80	0.98	(0.60)	0.44
Total income (loss) from operations	(0.28)	1.06	1.33	(0.24)	0.75

Less distributions from:
Net investment income	(0.28)	(0.29)	(0.40)	(0.35)	(0.32)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.36)	(0.47)	(0.56)	(0.40)	(0.34)

Net asset value, end of year	$11.92	$12.56	$11.97	$11.20	$11.84
Total return[2]	(2.26)%	8.99%	11.87%	(1.87)%	6.65%

Net assets, end of year (millions)	$318	$432	$414	$359	$444

Ratios to average net assets:
Gross expenses	0.82%	0.82%	0.82%	0.83%	0.83%
Net expenses[3,4]	0.82	0.82	0.82	0.83	0.83
Net investment income	1.74	2.14	3.00	3.13	2.65

Portfolio turnover rate[5]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	117

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.54	$11.95	$11.19	$11.82	$11.41

Income (loss) from operations:
Net investment income	0.18	0.22	0.32	0.32	0.28
Net realized and unrealized gain (loss)	(0.50)	0.80	0.96	(0.58)	0.43
Total income (loss) from operations	(0.32)	1.02	1.28	(0.26)	0.71

Less distributions from:
Net investment income	(0.24)	(0.25)	(0.36)	(0.32)	(0.28)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.32)	(0.43)	(0.52)	(0.37)	(0.30)

Net asset value, end of year	$11.90	$12.54	$11.95	$11.19	$11.82
Total return[2]	(2.56)%	8.67%	11.56%	(2.16)%	6.25%

Net assets, end of year (millions)	$375	$350	$298	$245	$215

Ratios to average net assets:
Gross expenses	1.12%	1.13%	1.12%	1.12%	1.13%
Net expenses[3]	1.12 [4]	1.12 [4]	1.12 [4]	1.12	1.13 [4]
Net investment income	1.46	1.83	2.69	2.87	2.35

Portfolio turnover rate[5]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2021 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.56	$11.97	$11.20	$11.84	$11.43

Income (loss) from operations:
Net investment income	0.26	0.31	0.40	0.40	0.35
Net realized and unrealized gain (loss)	(0.50)	0.80	0.97	(0.59)	0.44
Total income (loss) from operations	(0.24)	1.11	1.37	(0.19)	0.79

Less distributions from:
Net investment income	(0.32)	(0.34)	(0.44)	(0.40)	(0.36)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.40)	(0.52)	(0.60)	(0.45)	(0.38)

Net asset value, end of year	$11.92	$12.56	$11.97	$11.20	$11.84
Total return[2]	(1.90)%	9.39%	12.29%	(1.49)%	6.96%

Net assets, end of year (millions)	$26,512	$25,642	$20,112	$15,351	$14,721

Ratios to average net assets:
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses[3,4]	0.45	0.45	0.45	0.45	0.45
Net investment income	2.12	2.49	3.36	3.53	3.03

Portfolio turnover rate[5]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Annual Report	119

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$12.56	$11.96	$11.20	$11.83	$11.42

Income (loss) from operations:
Net investment income	0.26	0.31	0.40	0.40	0.36
Net realized and unrealized gain (loss)	(0.49)	0.81	0.96	(0.58)	0.43
Total income (loss) from operations	(0.23)	1.12	1.36	(0.18)	0.79

Less distributions from:
Net investment income	(0.33)	(0.34)	(0.44)	(0.40)	(0.36)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.41)	(0.52)	(0.60)	(0.45)	(0.38)

Net asset value, end of year	$11.92	$12.56	$11.96	$11.20	$11.83
Total return[2]	(1.87)%	9.51%	12.33%	(1.47)%	6.99%

Net assets, end of year (millions)	$12,736	$10,815	$8,583	$6,336	$5,482

Ratios to average net assets:
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.43%
Net expenses[3]	0.42 [4]	0.42 [4]	0.42 [4]	0.42	0.43
Net investment income	2.16	2.52	3.39	3.57	3.05

Portfolio turnover rate[5]	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

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Notes to financial statements

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

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Notes to financial statements (cont’d)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,857,218,136	$20,760,605	$3,877,978,741
Other Corporate Bonds & Notes	—	9,248,814,925	—	9,248,814,925
U.S. Government & Agency Obligations	—	11,679,272,702	—	11,679,272,702
Mortgage-Backed Securities	—	5,091,596,957	—	5,091,596,957
Sovereign Bonds	—	4,233,595,162	—	4,233,595,162
Collateralized Mortgage Obligations	—	2,834,176,191	—	2,834,176,191
Senior Loans	—	2,469,650,278	—	2,469,650,278
Asset-Backed Securities	—	1,224,793,698	58,063,933	1,282,857,631
Investments in Underlying Funds	$510,432,113	—	—	510,432,113
Non-U.S. Treasury Inflation Protected Securities	—	84,866,438	—	84,866,438
Purchased Options	9,288,508	—	—	9,288,508
Total Long-Term Investments	519,720,621	40,723,984,487	78,824,538	41,322,529,646
Short-Term Investments†	17,796,111	—	—	17,796,111
Total Investments	$537,516,732	$40,723,984,487	$78,824,538	$41,340,325,757

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Notes to financial statements (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$97,716,431	—	—	$97,716,431
Forward Foreign Currency Contracts††	—	$53,614,077	—	53,614,077
Centrally Cleared Interest Rate Swaps††	—	167,763,895	—	167,763,895
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	1,209,190	—	1,209,190
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	11,016,136	—	11,016,136
Total Other Financial Instruments	$97,716,431	$233,603,298	—	$331,319,729
Total	$635,233,163	$40,957,587,785	$78,824,538	$41,671,645,486

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$15,857,623	—	—	$15,857,623
Futures Contracts††	132,194,491	—	—	132,194,491
Forward Foreign Currency Contracts††	—	$45,960,065	—	45,960,065
OTC Interest Rate Swaps‡	—	12,154,661	—	12,154,661
Centrally Cleared Interest Rate Swaps††	—	61,082,549	—	61,082,549
Total	$148,052,114	$119,197,275	—	$267,249,389

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or

124	Western Asset Core Plus Bond Fund 2021 Annual Report

deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

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Notes to financial statements (cont’d)

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2021, the total notional value of all credit default swaps to sell protection was $7,556,895,750. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended December 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the

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Notes to financial statements (cont’d)

Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower

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Notes to financial statements (cont’d)

with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At December 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or

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selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

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Notes to financial statements (cont’d)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

132	Western Asset Core Plus Bond Fund 2021 Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Core Plus Bond Fund 2021 Annual Report	133

Notes to financial statements (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2021, the Fund held forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $58,114,726. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $20,710,000 which could be used to reduce the required payment.

At December 31, 2021, the Fund held non-cash collateral from BNP Paribas SA and Morgan Stanley & Co. Inc. in the amounts of $1,378,914 and $271,653, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

134	Western Asset Core Plus Bond Fund 2021 Annual Report

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses

Western Asset Core Plus Bond Fund 2021 Annual Report	135

Notes to financial statements (cont’d)

and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, LMPFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2021, fees waived and/or expenses reimbursed amounted to $17,536,277, which included an affiliated money market waiver of $195,003.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at December 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2022	$106,403	$16,011,352
Expires December 31, 2023	—	17,341,228
Total fee waivers/expense reimbursements subject to recapture	$106,403	$33,352,580

For the year ended December 31, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$3,285

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which,

136	Western Asset Core Plus Bond Fund 2021 Annual Report

when combined with current holdings of other shares of Legg Mason funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$347,688	—
CDSCs	24,543	$28,028

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$6,349,331,281	$29,667,231,871
Sales	4,201,771,036	28,239,317,595

At December 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$40,873,385,240	$1,418,316,135	$(951,375,618)	$466,940,517
Written options	(16,153,061)	3,906,707	(3,611,269)	295,438
Futures contracts	—	97,716,431	(132,194,491)	(34,478,060)
Forward foreign currency contracts	—	53,614,077	(45,960,065)	7,654,012
Swap contracts	228,832,097	179,989,221	(73,545,665)	106,443,556

Western Asset Core Plus Bond Fund 2021 Annual Report	137

Notes to financial statements (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$6,939,937	$2,348,571	—	$9,288,508
Futures contracts[3]	66,329,249	31,387,182	—	97,716,431
Forward foreign currency contracts	—	53,614,077	—	53,614,077
Centrally cleared swap contracts[4]	167,763,895	—	$12,225,326	179,989,221
Total	$241,033,081	$87,349,830	$12,225,326	$340,608,237

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$14,987,478	$870,145	$15,857,623
Futures contracts[3]	124,245,938	7,948,553	132,194,491
Forward foreign currency contracts	—	45,960,065	45,960,065
OTC swap contracts[5]	12,154,661	—	12,154,661
Centrally cleared swap contracts[4]	61,082,549	—	61,082,549
Total	$212,470,626	$54,778,763	$267,249,389

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

138	Western Asset Core Plus Bond Fund 2021 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(95,339,458)	$(46,395,150)	—	$(141,734,608)
Futures contracts	(363,043,061)	(138,975,792)	—	(502,018,853)
Written options	214,447,400	14,860,938	—	229,308,338
Swap contracts	92,084,694	—	$235,871,600	327,956,294
Forward foreign currency contracts	—	115,429,999	—	115,429,999
Total	$(151,850,425)	$(55,080,005)	$235,871,600	$28,941,170

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(457,375)	$2,169,595	—	$1,712,220
Futures contracts	5,177,651	(11,578,543)	—	(6,400,892)
Written options	(1,682,961)	(1,304,958)	—	(2,987,919)
Swap contracts	(104,498,955)	—	$(114,541,987)	(219,040,942)
Forward foreign currency contracts	—	7,891,927	—	7,891,927
Total	$(101,461,640)	$(2,821,979)	$(114,541,987)	$(218,825,606)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the year ended December 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$11,423,301
Written options	20,402,718
Futures contracts (to buy)	30,514,799,474
Futures contracts (to sell)	19,081,593,443
Forward foreign currency contracts (to buy)	2,527,253,965
Forward foreign currency contracts (to sell)	2,849,213,275

Western Asset Core Plus Bond Fund 2021 Annual Report	139

Notes to financial statements (cont’d)

Average Notional Balance
Interest rate swap contracts	$12,011,093,487
Credit default swap contracts (sell protection)	7,207,500,769

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$14,542,743	—	$14,542,743	$(1,378,914)	$13,163,829
Citibank N.A.	20,063,726	$(32,473,827)	(12,410,101)	16,480,000	4,069,899
Goldman Sachs Group Inc.	9,821,350	(11,359,160)	(1,537,810)	1,890,000	352,190
JPMorgan Chase & Co.	4,133,196	(5,085,208)	(952,012)	2,340,000	1,387,988
Morgan Stanley & Co. Inc.	5,053,062	(9,196,531)	(4,143,469)	(271,653)	(4,415,122)
Total	$53,614,077	$(58,114,726)	$(4,500,649)	$19,059,433	$14,558,784

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

140	Western Asset Core Plus Bond Fund 2021 Annual Report

For the year ended December 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$3,667,233	†	$2,271,521
Class C	2,989,791		299,115
Class C1	4,979		905
Class FI	909,559		574,938
Class R	1,805,301		741,320
Class I	—		26,721,587
Class IS	—		251,414
Total	$9,376,863		$30,860,800

†	Amount shown is exclusive of expense reimbursements. For the year ended December 31, 2021, the service and/or distribution fees reimbursed amounted to $46 for Class A shares.

For the year ended December 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,278
Class C	1,548
Class C1	5
Class FI	1,999
Class R	1,748
Class I	17,469,128
Class IS	54,571
Total	$17,536,277

6. Distributions to shareholders by class

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$33,592,228	$32,849,497
Class C	4,716,117	4,918,154
Class C1	11,958	35,420
Class FI	8,198,302	9,976,523
Class R	7,207,122	6,553,421
Class I	706,714,733	618,928,846
Class IS	318,625,534	265,793,378
Total	$1,079,065,994	$939,055,239

Western Asset Core Plus Bond Fund 2021 Annual Report	141

Notes to financial statements (cont’d)

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Realized Gains:
Class A	$9,438,051	$20,114,055
Class C	1,925,397	4,569,359
Class C1	5,261	19,905
Class FI	2,292,161	5,989,137
Class R	2,321,471	4,833,872
Class I	177,878,539	353,811,817
Class IS	74,583,165	148,100,532
Total	$268,444,045	$537,438,677

7. Capital shares

At December 31, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	48,348,766	$585,337,016	53,038,447	$649,430,688
Shares issued on reinvestment	2,529,639	30,483,707	3,105,043	38,305,930
Shares repurchased	(45,105,825)	(545,376,217)	(48,771,727)	(592,932,640)
Net increase	5,772,580	$70,444,506	7,371,763	$94,803,978

Class C
Shares sold	4,311,410	$52,294,333	10,188,379	$125,499,059
Shares issued on reinvestment	427,438	5,158,502	570,634	7,065,694
Shares repurchased	(7,775,255)	(94,067,829)	(6,412,175)	(78,643,539)
Net increase (decrease)	(3,036,407)	$(36,614,994)	4,346,838	$53,921,214

Class C1
Shares sold	7	$672	48	$576
Shares issued on reinvestment	1,373	16,600	4,248	52,337
Shares repurchased	(92,525)	(1,131,584)	(93,799)	(1,147,369)
Net decrease	(91,145)	$(1,114,312)	(89,503)	$(1,094,456)

Class FI
Shares sold	5,937,087	$72,144,627	13,153,642	$161,420,237
Shares issued on reinvestment	861,734	10,398,759	1,284,769	15,864,466
Shares repurchased	(14,455,882)	(175,008,670)	(14,690,349)	(178,634,098)
Net decrease	(7,657,061)	$(92,465,284)	(251,938)	$(1,349,395)

142	Western Asset Core Plus Bond Fund 2021 Annual Report

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class R
Shares sold	5,686,921	$68,807,844	5,820,684	$71,563,077
Shares issued on reinvestment	788,942	9,501,559	916,861	11,314,618
Shares repurchased	(2,903,932)	(35,038,381)	(3,742,836)	(44,912,027)
Net increase	3,571,931	$43,271,022	2,994,709	$37,965,668

Class I
Shares sold	869,645,888	$10,549,981,284	827,073,825	$10,101,337,452
Shares issued on reinvestment	64,090,906	773,378,557	67,500,713	834,110,068
Shares repurchased	(751,389,918)	(9,097,571,140)	(533,672,043)	(6,441,703,325)
Net increase	182,346,876	$2,225,788,701	360,902,495	$4,493,744,195

Class IS
Shares sold	416,111,118	$5,045,214,661	319,461,159	$3,912,457,984
Shares issued on reinvestment	27,079,313	326,618,968	28,830,834	356,118,940
Shares repurchased	(235,904,887)	(2,856,489,902)	(204,339,070)	(2,460,119,017)
Net increase	207,285,544	$2,515,343,727	143,952,923	$1,808,457,907

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2021. The following transactions were effected in such company for the year ended December 31, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$978,183,528	$10,939,801,358	10,939,801,358	$11,900,188,775	11,900,188,775

Western Asset Core Plus Bond Fund 2021 Annual Report	143

Notes to financial statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$96,909	—	$17,796,111

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the year ended December 31, 2021.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$1,210,923,783	$985,406,490
Net long-term capital gains	136,586,256	491,087,426
Total distributions paid	$1,347,510,039	$1,476,493,916

144	Western Asset Core Plus Bond Fund 2021 Annual Report

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$51,605,803
Deferred capital losses*	(235,628,496)
Other book/tax temporary differences(a)	(261,427,784)
Unrealized appreciation (depreciation)(b)	550,870,352
Total distributable earnings (loss) — net	$105,419,875

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts and book/ tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums on fixed income securities, the difference between the book and tax cost basis of partnership investments and other book/tax basis adjustments.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

* * *

Western Asset Core Plus Bond Fund 2021 Annual Report	145

Notes to financial statements (cont’d)

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

146	Western Asset Core Plus Bond Fund 2021 Annual Report

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Plus Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 22, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Core Plus Bond Fund 2021 Annual Report	147

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

148	Western Asset Core Plus Bond Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Core Plus Bond Fund	149

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Core Plus Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Directors and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-877-6LM-FUND/656-3863.

Independent Directors†

Robert Abeles, Jr.

Year of birth	1945

Position(s) with Fund	Director

Term of office[1] and length of time served[2]	Since 2013

Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)

Number of funds in fund complex overseen by Director[3]	51

Other Directorships held by Director during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	None

150	Western Asset Core Plus Bond Fund

Independent Directors† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

Western Asset Core Plus Bond Fund	151

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Independent Directors† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Director and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

152	Western Asset Core Plus Bond Fund

Interested Director

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Director and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Director, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Director[3]	129
Other Directorships held by Director during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Core Plus Bond Fund	153

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

154	Western Asset Core Plus Bond Fund

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Director and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Director became a board member for a fund in the Legg Mason fund complex or the officer took such office.

Western Asset Core Plus Bond Fund	155

Additional information (unaudited) (cont’d)

Information about Directors and Officers

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

156	Western Asset Core Plus Bond Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$136,586,256
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$327,734,589
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$126,006,481
Section 163(j) Interest Earned	§163(j)	$537,531,852
Interest Earned from Federal Obligations	Note (1)	$57,030,236

Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Core Plus Bond Fund	157

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC 3344 Quality Drive Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

† Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

# Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX013139 2/22 SR22-4349

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2020 and December 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2020 and in $205,236 in December 31, 2021.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2020 and $0 in December 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2020 and $30,000 in December 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2020 and $0 in December 31, 2021, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Western Asset Funds, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2020 and December 31, 2021; Tax Fees were 100% and 100% for December 31, 2020 and December 31, 2021; and Other Fees were 100% and 100% for December 31, 2020 and December 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $773,011 in December 31, 2020 and $343,489 in December 31, 2021.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

JaynieM. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 25, 2022